Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Climate Focused Bond Fund
Emerging Markets Equity Fund
International Growth Fund
Investment Grade Floating Rate Fund
Short Duration High Yield Fund

For the period ended October 31, 2023

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 93.52%

ASSET-BACKED SECURITIES 0.73%

Automobiles
Tesla Auto Lease Trust Series 2021-A Class B†	1.02%	3/20/2025		$93,441	$93,169
Tesla Auto Lease Trust Series 2023-A Class A3†	5.89%	6/22/2026		50,000	49,784
Total Asset-Backed Securities (cost $143,580)					142,953

CONVERTIBLE BONDS 0.78%

Auto Manufacturers 0.10%
Lucid Group, Inc.†	1.25%	12/15/2026		12,000	6,633
Rivian Automotive, Inc.†	4.625%	3/15/2029		12,000	12,678
Total					19,311

Energy-Alternate Sources 0.38%
Array Technologies, Inc.	1.00%	12/1/2028		8,000	7,712
NextEra Energy Partners LP†	Zero Coupon	6/15/2024		51,000	48,527
Plug Power, Inc.	3.75%	6/1/2025		3,000	3,807
Sunrun, Inc.	Zero Coupon	2/1/2026		20,000	13,840
Total					73,886

Environmental Control 0.10%
Tetra Tech, Inc.†	2.25%	8/15/2028		20,000	19,450

REITS 0.20%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		42,000	39,913
Total Convertible Bonds (cost $190,607)					152,560

CORPORATE BONDS 68.30%

Auto Manufacturers 1.24%
Ford Motor Co.	3.25%	2/12/2032		48,000	36,266
Hyundai Capital America†	5.80%	6/26/2025		112,000	111,375
Volvo Car AB(a)	2.50%	10/7/2027	EUR	100,000	96,133
Total					243,774

Auto Parts & Equipment 1.67%
Aptiv PLC (Ireland)(b)	4.35%	3/15/2029		$35,000	32,477
BorgWarner, Inc.	3.375%	3/15/2025		65,000	62,710
Dana, Inc.	4.25%	9/1/2030		48,000	38,054
Valeo SE(a)	5.375%	5/28/2027	EUR	100,000	105,133
ZF Finance GmbH(a)	2.25%	5/3/2028	EUR	100,000	89,978
Total					328,352

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Banks 11.70%
ABN AMRO Bank NV(a)	3.00%		6/1/2032	EUR	100,000	$95,728
AIB Group PLC(a)	0.50% (1 yr. EUR Swap + 0.75%	)#	11/17/2027	EUR	100,000	93,423
Banco de Sabadell SA(a)	2.625% (1 yr. EUR Swap + 2.20%	)#	3/24/2026	EUR	100,000	102,303
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025		$210,000	201,888
Bank of Ireland Group PLC(a)	0.375% (1 yr. EUR Swap + 0.77%	)#	5/10/2027	EUR	100,000	95,318
Bank of Nova Scotia (Canada)(b)	0.65%		7/31/2024		$125,000	120,113
BNP Paribas SA(a)	1.125%		8/28/2024	EUR	200,000	206,689
BNP Paribas SA (France)†(b)	1.675% (SOFR + 0.91%	)#	6/30/2027		$200,000	176,584
Caixa Geral de Depositos SA(a)	2.875% (1 yr. EUR Swap + 1.40%	)#	6/15/2026	EUR	100,000	102,829
CaixaBank SA(a)	1.25% (5 yr. EUR Swap + 1.63%	)#	6/18/2031	EUR	100,000	94,924
Danske Bank AS(a)	0.75% (1 yr. EURIBOR ICE Swap + 0.88%	)#	6/9/2029	EUR	100,000	88,935
ING Groep NV(a)	0.875% (5 yr. EURIBOR ICE Swap + 1.15%	)#	6/9/2032	EUR	100,000	90,572
Intesa Sanpaolo SpA(a)	0.75%		3/16/2028	EUR	100,000	90,430
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%	)#	8/9/2025		$221,000	211,145
Landesbank Baden-Wuerttemberg(a)	1.50%		2/3/2025	GBP	100,000	114,478
Nordea Bank Abp(a)	0.50%		3/19/2031	EUR	100,000	82,058
Royal Bank of Canada (Canada)(b)	1.15%		7/14/2026		$150,000	132,243
Standard Chartered PLC (United Kingdom)†(b)	1.214% (1 yr. CMT + 0.88%	)#	3/23/2025		200,000	196,349
Total						2,296,009

Biotechnology 0.25%
Amgen, Inc.	3.00%		2/22/2029		56,000	49,195

Building Materials 0.90%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		25,000	23,699
Emerald Debt Merger Sub LLC†(a)	6.375%		12/15/2030	EUR	100,000	104,412
Owens Corning	3.95%		8/15/2029		$55,000	48,805
Total						176,916

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Chemicals 0.91%
Air Liquide Finance SA(a)	0.375%		5/27/2031		EUR	100,000	$82,658
Itelyum Regeneration SpA(a)	4.625%		10/1/2026		EUR	100,000	95,361
Total							178,019

Commercial Services 1.70%
Bureau Veritas SA(a)	1.875%		1/6/2025		EUR	100,000	102,950
Global Payments, Inc.	3.20%		8/15/2029			$29,000	24,349
Massachusetts Institute of Technology	3.959%		7/1/2038			75,000	62,413
Quanta Services, Inc.	2.35%		1/15/2032			75,000	54,030
Techem Verwaltungsgesellschaft 674 GmbH(a)	6.00%		7/30/2026		EUR	87,920	90,516
Total							334,258

Distribution/Wholesale 0.47%
Rexel SA(a)	2.125%		12/15/2028		EUR	100,000	92,847

Diversified Financial Services 0.49%
LeasePlan Corp. NV(a)	0.25%		2/23/2026		EUR	100,000	96,530

Electric 15.04%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(b)	4.696%		4/24/2033			$200,000	184,245
AES Corp.	2.45%		1/15/2031			60,000	45,119
AES Corp.	5.45%		6/1/2028			56,000	53,506
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(b)	4.125%		6/15/2028			200,000	172,966
CenterPoint Energy Houston Electric LLC	5.30%		4/1/2053			96,000	84,815
Clearway Energy Operating LLC†	3.75%		2/15/2031			75,000	58,568
EDP Finance BV (Netherlands)†(b)	6.30%		10/11/2027			200,000	201,277
Electricite de France SA(a)	1.00%		11/29/2033		EUR	100,000	75,395
Electricite de France SA (France)†(b)	3.625%		10/13/2025			$50,000	48,066
Enel Finance International NV (Netherlands)†(b)	2.25%		7/12/2031			200,000	146,622
Engie SA(a)	0.375%		6/21/2027		EUR	100,000	93,457
Engie SA(a)	3.625%		1/11/2030		EUR	100,000	103,093
Iberdrola Finanzas SA(a)	1.375%		3/11/2032		EUR	100,000	87,712
Iberdrola International BV(a)	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(c)	EUR	100,000	92,216
Ignitis Grupe AB(a)	2.00%		5/21/2030		EUR	100,000	89,242
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			$82,000	67,066
Liberty Utilities Finance GP 1†	2.05%		9/15/2030			70,000	52,781
MidAmerican Energy Co.	3.95%		8/1/2047			65,000	46,310
MidAmerican Energy Co.	5.85%		9/15/2054			28,000	26,257

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028		$47,000	$39,246
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		56,000	50,196
Northern States Power Co.	2.60%		6/1/2051		50,000	26,621
Orsted AS(a)	1.50%		11/26/2029	EUR	100,000	91,169
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		$49,000	42,762
Ren Finance BV(a)	0.50%		4/16/2029	EUR	100,000	88,332
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India)(b)	4.50%		7/14/2028		$200,000	163,676
Solar Star Funding LLC†	5.375%		6/30/2035		77,757	72,564
Southwestern Public Service Co.	3.75%		6/15/2049		50,000	32,318
SSE PLC(a)	4.00%		9/5/2031	EUR	100,000	104,296
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)(b)	6.75%		4/24/2033		$162,160	154,271
TenneT Holding BV(a)	0.125%		11/30/2032	EUR	100,000	88,646
Terna - Rete Elettrica Nazionale(a)	0.75%		7/24/2032	EUR	100,000	79,709
TransAlta Corp. (Canada)(b)	7.75%		11/15/2029		$48,000	47,809
Tucson Electric Power Co.	1.50%		8/1/2030		60,000	44,830
Vattenfall AB(a)	0.50%		6/24/2026	EUR	100,000	97,057
Total						2,952,215

Electrical Components & Equipment 2.07%
Nexans SA(a)	5.50%		4/5/2028	EUR	100,000	108,941
Schneider Electric SE(a)	0.25%		3/11/2029	EUR	100,000	88,896
Schneider Electric SE(a)	1.841%		10/13/2025	EUR	100,000	104,289
Signify NV(a)	2.00%		5/11/2024	EUR	100,000	104,501
Total						406,627

Electronics 0.47%
Amphenol Corp.	2.80%		2/15/2030		$50,000	41,601
Hubbell, Inc.	3.50%		2/15/2028		55,000	50,560
Total						92,161

Energy-Alternate Sources 2.73%
Continental Wind LLC†	6.00%		2/28/2033		51,756	51,107
EEW Energy from Waste GmbH(a)	0.361%		6/30/2026	EUR	100,000	94,174
Scatec ASA(a)	6.315% (3 mo. EURIBOR + 2.50%	)#	8/19/2025	EUR	100,000	101,842
Sunnova Energy Corp.†	5.875%		9/1/2026		$50,000	40,545

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Energy-Alternate Sources (continued)
Sweihan PV Power Co. PJSC (United Arab Emirates)†(b)	3.625%		1/31/2049		$193,902	$144,668
TerraForm Power Operating LLC†	4.75%		1/15/2030		55,000	46,539
Topaz Solar Farms LLC†	5.75%		9/30/2039		62,620	56,957
Total						535,832

Engineering & Construction 0.24%
Jacobs Engineering Group, Inc.	5.90%		3/1/2033		51,000	47,271

Environmental Control 3.09%
Clean Harbors, Inc.†	6.375%		2/1/2031		53,000	50,439
Derichebourg SA(a)	2.25%		7/15/2028	EUR	100,000	90,607
FCC Servicios Medio Ambiente Holding SAU(a)	1.661%		12/4/2026	EUR	100,000	97,528
GFL Environmental, Inc. (Canada)†(b)	5.125%		12/15/2026		$40,000	38,000
Madison IAQ LLC†	5.875%		6/30/2029		54,000	41,892
Paprec Holding SA†(a)	3.50%		7/1/2028	EUR	100,000	93,959
Seche Environnement SACA(a)	2.25%		11/15/2028	EUR	100,000	90,563
Veralto Corp.†(a)	4.15%		9/19/2031	EUR	100,000	103,405
Total						606,393

Food 0.42%
Kerry Group Financial Services Unltd. Co.(a)	0.875%		12/1/2031	EUR	100,000	83,149

Health Care-Services 0.47%
Kaiser Foundation Hospitals	3.15%		5/1/2027		$67,000	62,124
Seattle Children’s Hospital	2.719%		10/1/2050		55,000	30,676
Total						92,800

Insurance 0.91%
AXA SA(a)	1.375% (3 mo. EURIBOR + 2.40%	)#	10/7/2041	EUR	100,000	80,485
PartnerRe Ireland Finance DAC(a)	1.25%		9/15/2026	EUR	100,000	97,390
Total						177,875

Machinery-Diversified 0.51%
Mueller Water Products, Inc.†	4.00%		6/15/2029		$59,000	50,511
nVent Finance SARL (Luxembourg)(b)	2.75%		11/15/2031		67,000	49,933
Total						100,444

Media 0.77%
VZ Secured Financing BV (Netherlands)†(b)	5.00%		1/15/2032		200,000	151,886

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Metal Fabricate-Hardware 0.24%
Advanced Drainage Systems, Inc.†	5.00%		9/30/2027		$50,000	$46,684

Mining 0.46%
Novelis Sheet Ingot GmbH†(a)	3.375%		4/15/2029	EUR	100,000	90,721

Miscellaneous Manufacturing 1.49%
Eaton Corp.	4.15%		3/15/2033		$62,000	54,570
Pentair Finance SARL (Luxembourg)(b)	4.50%		7/1/2029		45,000	40,732
Siemens Financieringsmaatschappij NV(a)	3.375%		8/24/2031	EUR	100,000	103,108
Wabtec Transportation Netherlands BV(a)	1.25%		12/3/2027	EUR	100,000	93,537
Total						291,947

Multi-National 2.70%
Inter-American Development Bank	5.625% (SOFR + 0.28%	)#	4/12/2027		$200,000	199,679
International Bank for Reconstruction & Development	5.524% (SOFR + 0.18%	)#	6/15/2026		100,000	99,796
International Finance Corp.	5.435% (SOFR + 0.09%	)#	4/3/2024		230,000	230,028
Total						529,503

Municipal 1.18%
Transport for London(a)	2.125%		4/24/2025	GBP	200,000	231,139

Packaging & Containers 2.55%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)	3.00%		9/1/2029	EUR	100,000	78,360
Canpack SA/Canpack U.S. LLC (Poland)†(b)	3.125%		11/1/2025		$200,000	183,574
OI European Group BV(a)	2.875%		2/15/2025	EUR	100,000	102,833
Owens-Brockway Glass Container, Inc.†	7.25%		5/15/2031		$56,000	51,310
Smurfit Kappa Treasury ULC(a)	0.50%		9/22/2029	EUR	100,000	85,598
Total						501,675

Pharmaceuticals 0.59%
Eli Lilly & Co.(a)	0.50%		9/14/2033	EUR	100,000	78,637
Pfizer, Inc.	2.625%		4/1/2030		$45,000	37,626
Total						116,263

Real Estate 0.93%
Kojamo OYJ(a)	0.875%		5/28/2029	EUR	100,000	77,991
Vonovia SE(a)	5.00%		11/23/2030	EUR	100,000	104,049
Total						182,040

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
REITS 0.97%
Digital Dutch Finco BV(a)	1.00%		1/15/2032		EUR	100,000	$76,305
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032			$48,000	41,124
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030			46,000	33,071
Weyerhaeuser Co.	6.875%		12/15/2033			40,000	40,635
Total							191,135

Semiconductors 0.61%
Infineon Technologies AG(a)	1.625%		6/24/2029		EUR	100,000	93,712
Micron Technology, Inc.	2.703%		4/15/2032			$34,000	25,256
Total							118,968

Sovereign 1.61%
European Union(a)	1.25%		2/4/2043		EUR	463,755	315,843

Telecommunications 1.46%
NTT Finance Corp. (Japan)†(b)	4.372%		7/27/2027			$200,000	191,184
Vmed O2 U.K. Financing I PLC†(a)	4.50%		7/15/2031		GBP	100,000	95,115
Total							286,299

Transportation 5.05%
Central Japan Railway Co. (Japan)(b)	2.20%		10/2/2024			$400,000	386,358
Ferrovie dello Stato Italiane SpA(a)	0.375%		3/25/2028		EUR	100,000	90,585
Firstgroup PLC(a)	6.875%		9/18/2024		GBP	100,000	121,833
Getlink SE(a)	3.50%		10/30/2025		EUR	100,000	103,491
Hamburger Hochbahn AG(a)	0.125%		2/24/2031		EUR	100,000	82,851
Ile-de-France Mobilites(a)	0.40%		5/28/2031		EUR	100,000	84,070
Mobico Group PLC(a)	2.50%		11/11/2023		GBP	100,000	121,428
Total							990,616

Water 2.41%
American Water Capital Corp.	2.80%		5/1/2030			$62,000	51,581
Bazalgette Finance PLC(a)	2.75%		3/10/2034		GBP	100,000	90,073
Canal De Isabel II SA MP(a)	1.68%		2/26/2025		EUR	100,000	102,486
Suez SACA(a)	2.875%		5/24/2034		EUR	100,000	89,992
United Utilities PLC (United Kingdom)(b)	6.875%		8/15/2028			$50,000	51,706
Veolia Environnement SA(a)	2.50% (5 yr. EUR Swap + 2.84%	)#	–	(c)	EUR	100,000	86,823
Total							472,661
Total Corporate Bonds (cost $14,915,882)							13,408,047

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
FLOATING RATE LOANS(d) 0.86%

Building & Construction 0.17%
Legence Holdings LLC 2021 Term Loan	9.174% (1 mo. USD Term SOFR + 3.75%	)	12/16/2027		$19,301	$19,144
Thermostat Purchaser III, Inc. Term Loan	9.924% - 10.07% (3 mo. USD Term SOFR + 4.50%	)	8/31/2028		13,722	13,585
Total						32,729

Building Materials 0.08%
Zurn Holdings, Inc. 2021 Term Loan B	7.439% (1 mo. USD Term SOFR + 2.25%	)	10/4/2028		14,883	14,931

Electric: Generation 0.14%
ExGen Renewables IV LLC 2020 Term Loan	8.184% (3 mo. USD Term SOFR + 2.50%	)	12/15/2027		27,838	27,756

Energy: Alternate Sources 0.26%
TerraForm Power Operating LLC 2023 Term Loan B	7.99% (3 mo. USD Term SOFR + 2.50%	)	5/21/2029		50,401	50,086

Integrated Energy 0.09%
Esdec Solar Group BV Term Loan B (Netherlands)(b)	10.402% (3 mo. USD Term SOFR + 4.75%	)	8/30/2028		18,997	18,474	(e)

Machinery 0.12%
Array Technologies, Inc. Term Loan B	8.927% (3 mo. USD Term SOFR + 3.25%	)	10/14/2027		24,521	24,269
Total Floating Rate Loans (cost $168,603)						168,245

FOREIGN GOVERNMENT OBLIGATIONS 18.48%

Finland 0.48%
Nordic Investment Bank(a)	Zero Coupon		4/30/2027	EUR	100,000	94,921

France 3.19%
Action Logement Services(a)	0.50%		10/30/2034	EUR	200,000	148,274
French Republic Government Bonds OAT(a)	0.50%		6/25/2044	EUR	20,000	11,175
French Republic Government Bonds OAT(a)	1.75%		6/25/2039	EUR	100,000	81,613
Ile-de-France Mobilites(a)	0.40%		5/28/2031	EUR	100,000	84,070

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
France (continued)
SNCF Reseau(a)	0.75%	5/25/2036	EUR	100,000	$72,455
Societe Du Grand Paris EPIC(a)	0.30%	9/2/2036	EUR	100,000	67,002
Societe Du Grand Paris EPIC(a)	1.125%	5/25/2034	EUR	200,000	162,209
Total					626,798

Germany 4.00%
Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	8/15/2030	EUR	253,315	225,108
Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	8/15/2031	EUR	127,000	109,544
Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	8/15/2050	EUR	136,000	65,235
Bundesrepublik Deutschland Bundesanleihe(a)	3.25%	7/4/2042	EUR	356,611	386,231
Total					786,118

Hong Kong 1.00%
Hong Kong Government International Bonds†(b)	4.50%	1/11/2028		$200,000	196,909

Ireland 0.40%
Ireland Government Bonds(a)	1.35%	3/18/2031	EUR	83,000	77,674

Italy 0.44%
Italy Buoni Poliennali Del Tesoro(a)	1.50%	4/30/2045	EUR	149,000	85,750

Japan 3.75%
Development Bank of Japan, Inc.(b)	4.375%	9/22/2025		$200,000	196,163
Japan Bank for International Cooperation(b)	1.625%	1/20/2027		400,000	357,493
Japan Finance Organization for Municipalities(a)	0.01%	2/2/2028	EUR	200,000	182,544
Total					736,200

Netherlands 1.86%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(a)	3.00%	10/25/2027	EUR	200,000	210,326
Nederlandse Waterschapsbank NV(b)	1.00%	5/28/2030		$200,000	154,172
Total					364,498

South Korea 0.97%
Industrial Bank of Korea†(b)	0.625%	9/17/2024		200,000	191,193

Spain 1.40%
Adif Alta Velocidad(a)	0.55%	4/30/2030	EUR	200,000	171,122
Autonomous Community of Madrid(a)	0.419%	4/30/2030	EUR	75,000	64,259
Spain Government Bonds(a)	1.00%	7/30/2042	EUR	66,000	40,226
Total					275,607

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Sweden 0.99%
Kommuninvest I Sverige AB(b)	0.375%		6/19/2024	$200,000	$193,413
Total Foreign Government Obligations (cost $4,003,011)					3,629,081

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.42%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 (Cost $90,360)	3.123%	#(f)	8/25/2032	100,000	82,743

MUNICIPAL BONDS 2.30%

Sales Tax 0.29%
Dallas Area Rapid Transit TX	2.534%		12/1/2036	80,000	57,085

Taxable Revenue - Water & Sewer 1.82%
City of Aurora Water Revenue CO	2.348%		8/1/2036	30,000	20,863
City of Dallas Waterworks & Sewer System Revenue TX	2.772%		10/1/2040	75,000	50,355
City of Los Angeles Wastewater System Revenue CA	5.713%		6/1/2039	50,000	48,369
City of Philadelphia Water & Wastewater Revenue PA	1.734%		11/1/2028	40,000	33,975
City of San Francisco Public Utilities Commission Water Revenue CA	6.00%		11/1/2040	100,000	99,367
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	2.611%		7/1/2036	20,000	13,933
New York City Municipal Water Finance Authority	5.75%		6/15/2041	50,000	48,288
San Diego County Water Authority CA	1.951%		5/1/2034	60,000	42,445
Total					357,595

Transportation 0.19%
Metropolitan Transportation Authority NY	5.175%		11/15/2049	45,000	37,073
Total Municipal Bonds (cost $634,239)					451,753

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.09%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2023-ML15 Class A	4.00%	#(f)	1/25/2040	49,823	42,860
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-1440 Class B†	7.20% (1 mo. USD Term SOFR + 1.86%	)#	3/15/2036	110,000	93,515
One Bryant Park Trust Series 2019-OBP Class A†	2.516%		9/15/2054	100,000	78,536
Total Non-Agency Commercial Mortgage-Backed Securities (cost $258,842)					214,911

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 0.56%
U.S. Treasury Bonds (cost $123,531)	4.125%	8/15/2053	$128,000	$109,520
Total Long-Term Investments (cost $20,528,655)				18,359,813

SHORT-TERM INVESTMENTS 5.43%

REPURCHASE AGREEMENTS 5.43%
Repurchase Agreement dated 10/31/2023, 2.800%% due 11/1/2023 with Fixed Income Clearing Corp. collateralized by $1,087,800 of U.S. Treasury Note at 5.000% due 10/31/2025; value: $1,086,908; proceeds: $1,065,631 (cost $1,065,548)			1,065,548	1,065,548
Total Investments in Securities 98.95% (cost $21,594,203)				19,425,361
Other Assets and Liabilities – Net(g) 1.05%				205,744
Net Assets 100.00%				$19,631,105

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2023, the total value of Rule 144A securities was $4,142,530, which represents 21.10% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2023.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2023

Forward Foreign Currency Exchange Contracts at October 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank plc	12/13/2023	68,000	$71,922	$72,081	$159
Euro	Buy	Morgan Stanley	12/13/2023	57,000	60,172	60,421	249
Euro	Buy	Morgan Stanley	12/13/2023	180,000	190,388	190,804	416
Euro	Buy	Toronto Dominion Bank	12/13/2023	51,000	54,041	54,061	20
British pound	Sell	Morgan Stanley	12/8/2023	100,000	124,101	121,573	2,528
British pound	Sell	Morgan Stanley	12/8/2023	7,000	8,670	8,510	160
British pound	Sell	Toronto Dominion Bank	12/8/2023	537,000	671,605	652,849	18,756
Euro	Sell	Toronto Dominion Bank	12/13/2023	7,995,000	8,629,603	8,474,855	154,748
Euro	Sell	Bank of America	12/13/2023	32,000	34,241	33,921	320
Euro	Sell	Morgan Stanley	12/13/2023	74,000	79,040	78,441	599
Euro	Sell	Morgan Stanley	12/13/2023	70,000	74,334	74,201	133
Euro	Sell	Morgan Stanley	12/13/2023	11,000	11,665	11,660	5
Euro	Sell	State Street Bank and Trust	12/13/2023	100,000	107,731	106,002	1,729
Euro	Sell	Toronto Dominion Bank	12/13/2023	143,000	152,198	151,583	615
Swedish krona	Sell	State Street Bank and Trust	11/7/2023	847,000	79,457	75,895	3,562
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$183,999

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	12/13/2023	38,000	$40,421	$40,281	$(140)
Euro	Buy	State Street Bank and Trust	12/13/2023	74,000	79,219	78,441	(778)
Swedish krona	Buy	State Street Bank and Trust	11/7/2023	847,000	76,442	75,895	(547)
Euro	Sell	Morgan Stanley	12/13/2023	102,000	107,645	108,122	(477)
Euro	Sell	Morgan Stanley	12/13/2023	130,000	136,948	137,803	(855)
Euro	Sell	Morgan Stanley	12/13/2023	87,000	91,730	92,222	(492)
Euro	Sell	Morgan Stanley	12/13/2023	62,000	65,682	65,721	(39)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,328)

Futures Contracts at October 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Schatz	December 2023	9	Long	EUR	943,875	EUR	946,575	$2,857
U.S. 10-Year Ultra Treasury Bond	December 2023	5	Short		$(573,099)		$(544,141)	28,958
U.S. 2-Year Treasury Note	December 2023	3	Long		606,332		607,265	933
U.S. 5-Year Treasury Note	December 2023	27	Short		(2,859,029)		(2,820,867)	38,162
U.S. Long Bond	December 2023	2	Short		(236,202)		(218,875)	17,327
Total Unrealized Appreciation on Futures Contracts								$88,237

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND October 31, 2023

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	December 2023	1	Long	EUR	116,762	EUR	116,290	$(499)
Euro-Bund	December 2023	7	Long		919,950		902,930	(18,009)
Euro-Buxl	December 2023	6	Long		746,963		722,520	(25,863)
Total Unrealized Depreciation on Futures Contracts								$(44,371)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$142,953	$–	$142,953
Convertible Bonds	–	152,560	–	152,560
Corporate Bonds	–	13,408,047	–	13,408,047
Floating Rate Loans
Integrated Energy	–	–	18,474	18,474
Remaining Industries	–	149,771	–	149,771
Foreign Government Obligations	–	3,629,081	–	3,629,081
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	82,743	–	82,743
Municipal Bonds	–	451,753	–	451,753
Non-Agency Commercial Mortgage-Backed Securities	–	214,911	–	214,911
U.S. Treasury Obligations	–	109,520	–	109,520
Short-Term Investments
Repurchase Agreements	–	1,065,548	–	1,065,548
Total	$–	$19,406,887	$18,474	$19,425,361
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$183,999	$–	$183,999
Liabilities	–	(3,328)	–	(3,328)
Futures Contracts
Assets	88,237	–	–	88,237
Liabilities	(44,371)	–	–	(44,371)
Total	$43,866	$180,671	$–	$224,537
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND October 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 94.01%

COMMON STOCKS 89.81%

Australia 1.41%
Metals & Mining
BHP Group Ltd.	2,185	$61,852

Austria 1.08%
Banks
Erste Group Bank AG	1,318	47,197

Brazil 3.25%
Broadline Retail 0.99%
MercadoLibre, Inc.*	35	43,426
Capital Markets 0.67%
B3 SA - Brasil Bolsa Balcao	13,191	29,042
Metals & Mining 1.01%
Vale SA	3,242	44,369
Pharmaceuticals 0.58%
Hypera SA	4,244	25,497
Total Brazil		142,334

Canada 0.31%
Metals & Mining
Capstone Copper Corp.*	4,041	13,754

China 22.34%
Automobiles 1.50%
BYD Co. Ltd. Class H	2,169	65,959
Banks 3.40%
China Construction Bank Corp. Class H	145,928	82,531
Industrial & Commercial Bank of China Ltd. Class H	138,653	66,448
		148,979
Beverages 1.47%
Kweichow Moutai Co. Ltd. Class A	280	64,485
Broadline Retail 3.56%
Alibaba Group Holding Ltd.*	9,980	102,745
PDD Holdings, Inc. ADR*	525	53,245
		155,990
Investments	Shares	U.S. $ Fair Value
China (continued)
Electrical Equipment 1.47%
Contemporary Amperex Technology Co. Ltd. Class A	400	$10,157
NARI Technology Co. Ltd. Class A	17,520	54,093
		64,250
Electronic Equipment, Instruments & Components 0.38%
Sunny Optical Technology Group Co. Ltd.	2,010	16,840
Entertainment 1.53%
NetEase, Inc.	3,128	66,944
Gas Utilities 0.47%
ENN Energy Holdings Ltd.	2,726	20,650
Hotels, Restaurants & Leisure 1.04%
Yum China Holdings, Inc.	873	45,747
Insurance 0.98%
Ping An Insurance Group Co. of China Ltd. Class H	8,476	42,994
Interactive Media & Services 3.63%
Tencent Holdings Ltd.	4,300	159,138
Machinery 0.66%
Sinotruk Hong Kong Ltd.	15,455	29,110
Marine Transportation 0.68%
SITC International Holdings Co. Ltd.	19,311	29,747
Real Estate Management & Development 0.61%
KE Holdings, Inc. ADR	1,832	26,949
Textiles, Apparel & Luxury Goods 0.96%
ANTA Sports Products Ltd.	3,725	42,128
Total China		979,910

France 1.23%
Oil, Gas & Consumable Fuels 0.76%
TotalEnergies SE	498	33,295
Textiles, Apparel & Luxury Goods 0.47%
LVMH Moet Hennessy Louis Vuitton SE	29	20,762
Total France		54,057

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND October 31, 2023

Investments	Shares	U.S. $ Fair Value
Greece 0.77%
Banks
National Bank of Greece SA*	5,928	$33,952

Hong Kong 0.49%
Insurance
Prudential PLC	2,046	21,394

Hungary 0.86%
Banks
OTP Bank Nyrt	1,011	37,629

India 16.76%
Automobiles 1.47%
Maruti Suzuki India Ltd.	517	64,561
Banks 2.92%
Axis Bank Ltd.	1,840	21,712
Federal Bank Ltd.	19,354	32,710
ICICI Bank Ltd. ADR	3,316	73,582
		128,004
Chemicals 0.88%
Asian Paints Ltd.	1,066	38,398
Electric: Utilities 1.41%
Power Grid Corp. of India Ltd.	25,508	61,952
Health Care Providers & Services 1.13%
Max Healthcare Institute Ltd.	7,179	49,472
Machinery 0.24%
Ashok Leyland Ltd.	5,298	10,682
Oil, Gas & Consumable Fuels 2.29%
Reliance Industries Ltd.	3,647	100,284
Personal Care Products 1.40%
Hindustan Unilever Ltd.	2,057	61,388
Pharmaceuticals 0.55%
Torrent Pharmaceuticals Ltd.	1,048	24,225
Real Estate Management & Development 0.63%
Phoenix Mills Ltd.	1,278	27,865
Tobacco 2.21%
ITC Ltd.	18,800	96,774
Investments	Shares	U.S. $ Fair Value
India (continued)
Wireless Telecommunication Services 1.63%
Bharti Airtel Ltd.	6,506	$71,453
Total India		735,058

Indonesia 3.28%
Banks 1.60%
Bank Central Asia Tbk. PT	49,743	27,404
Bank Negara Indonesia Persero Tbk. PT	142,300	42,944
		70,348
Broadline Retail 0.58%
Mitra Adiperkasa Tbk. PT	231,187	25,251
Diversified Telecommunication Services 1.10%
Telkom Indonesia Persero Tbk. PT	220,431	48,322
Total Indonesia		143,921

Mexico 5.10%
Banks 2.04%
Grupo Financiero Banorte SAB de CV Class O	11,017	89,412
Beverages 1.94%
Fomento Economico Mexicano SAB de CV ADR	751	85,171
Real Estate Management & Development 0.48%
Corp. Inmobiliaria Vesta SAB de CV	6,771	21,230
Transportation Infrastructure 0.64%
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,405	28,055
Total Mexico		223,868

Netherlands 1.78%
Oil, Gas & Consumable Fuels
Shell PLC	2,418	77,924

Peru 1.32%
Banks
Credicorp Ltd.	464	57,981

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND October 31, 2023

Investments	Shares	U.S. $ Fair Value
Philippines 1.13%
Banks
BDO Unibank, Inc.	22,009	$49,542

Poland 1.02%
Insurance
Powszechny Zaklad Ubezpieczen SA	3,937	44,551

Saudi Arabia 0.92%
Banks
Saudi Awwal Bank	4,536	40,502

South Korea 11.55%
Aerospace & Defense 0.92%
LIG Nex1 Co. Ltd.	619	40,038
Automobile Components 0.95%
Hyundai Mobis Co. Ltd.	268	41,504
Chemicals 0.82%
LG Chem Ltd.	110	36,052
Life Sciences Tools & Services 0.85%
Samsung Biologics Co. Ltd.†*	71	37,325
Semiconductors & Semiconductor Equipment 1.70%
SK Hynix, Inc.	860	74,684
Technology Hardware, Storage & Peripherals 6.31%
Samsung Electronics Co. Ltd.	5,560	276,748
Total South Korea		506,351

Taiwan 11.56%
Electronic Equipment, Instruments & Components 2.12%
Lotes Co. Ltd.	1,723	43,999
Unimicron Technology Corp.	11,000	49,059
		93,058
Semiconductors & Semiconductor Equipment 9.22%
Alchip Technologies Ltd.	271	22,226
ASPEED Technology, Inc.	261	20,859
MediaTek, Inc.	655	17,095
Taiwan Semiconductor Manufacturing Co. Ltd.	21,068	344,093
		404,273
Investments	Shares	U.S. $ Fair Value
Taiwan (continued)
Technology Hardware, Storage & Peripherals 0.22%
Quanta Computer, Inc.	1,641	$9,689
Total Taiwan		507,020

Thailand 1.13%
Wireless Telecommunication Services
Advanced Info Service PCL	7,900	49,344

United Arab Emirates 0.33%
Hotels, Restaurants & Leisure
Americana Restaurants International PLC	14,259	14,364

United Kingdom 1.69%
Banks
HSBC Holdings PLC	10,295	73,970

United States 0.50%
Semiconductors & Semiconductor Equipment
NVIDIA Corp.	54	22,021
Total Common Stocks (cost $4,074,592)		3,938,496

PREFERRED STOCKS 4.20%

Brazil 4.20%
Banks 1.68%
Banco Bradesco SA (cost $88,278)	26,520	73,615
Oil, Gas & Consumable Fuels 2.52%
Petroleo Brasileiro SA (cost $91,120)	16,080	110,782
Total Brazil		184,397
Total Investments in Securities 94.01% (cost $4,253,990)		4,122,893
Other Assets and Liabilities – Net 5.99%		262,734
Net Assets 100.00%		$4,385,627

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2023, the total value of Rule 144A securities was $37,325, which represents 0.85% of net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND October 31, 2023

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$142,334	$–	$–	$142,334
Canada	13,754	–	–	13,754
China	80,194	899,716	–	979,910
India	150,919	584,139	–	735,058
Indonesia	25,251	118,670	–	143,921
Mexico	223,868	–	–	223,868
Peru	57,981	–	–	57,981
Thailand	49,344	–	–	49,344
United Arab Emirates	14,364	–	–	14,364
United States	22,021	–	–	22,021
Remaining Countries	–	1,555,941	–	1,555,941
Preferred Stocks	110,782	73,615	–	184,397
Total	$890,812	$3,232,081	$–	$4,122,893

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND October 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 93.92%

COMMON STOCKS 93.92%

Australia 3.42%
Hotels, Restaurants & Leisure 1.28%
Flutter Entertainment PLC*	178	$27,993
Metals & Mining 1.12%
BHP Group Ltd.	865	24,486
Software 1.02%
WiseTech Global Ltd.	600	22,339
Total Australia		74,818

Brazil 1.25%
Broadline Retail
MercadoLibre, Inc.*	22	27,296

Canada 5.10%
Consumer Staples Distribution & Retail 1.44%
Alimentation Couche-Tard, Inc.	580	31,574
Ground Transportation 1.10%
Canadian Pacific Kansas City Ltd.	340	24,140
Information Technology Services 1.73%
Shopify, Inc. Class A*	800	37,752
Software 0.83%
Constellation Software, Inc.	9	18,042
Total Canada		111,508

China 5.06%
Automobiles 1.04%
BYD Co. Ltd. Class H	749	22,777
Broadline Retail 1.87%
Alibaba Group Holding Ltd.*	1,621	16,688
PDD Holdings, Inc. ADR*	239	24,240
		40,928
Interactive Media & Services 2.15%
Tencent Holdings Ltd.	1,267	46,890
Total China		110,595

Denmark 4.85%
Pharmaceuticals
Novo Nordisk AS Class B	1,099	106,027
Investments	Shares	U.S. $ Fair Value
France 10.94%
Aerospace & Defense 1.37%
Airbus SE	224	$30,033
Beverages 1.21%
Pernod Ricard SA	149	26,459
Chemicals 1.55%
Air Liquide SA	197	33,756
Hotels, Restaurants & Leisure 0.91%
Accor SA	623	19,875
Personal Care Products 2.39%
L’Oreal SA	124	52,121
Textiles, Apparel & Luxury Goods 3.51%
Hermes International SCA	12	22,390
LVMH Moet Hennessy Louis Vuitton SE	76	54,411
		76,801
Total France		239,045

Germany 5.90%
Insurance 1.84%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	100	40,131
Life Sciences Tools & Services 1.61%
Gerresheimer AG	189	17,629
Schott Pharma AG & Co. KGaA*	610	17,685
		35,314
Semiconductors & Semiconductor Equipment 0.43%
AIXTRON SE	333	9,357
Software 2.02%
SAP SE	330	44,264
Total Germany		129,066

India 4.75%
Automobiles 0.86%
Maruti Suzuki India Ltd.	150	18,731
Banks 1.39%
ICICI Bank Ltd. ADR	1,367	30,334
Chemicals 0.77%
Asian Paints Ltd.	470	16,930

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND October 31, 2023

Investments	Shares	U.S. $ Fair Value
India (continued)
Oil, Gas & Consumable Fuels 0.73%
Reliance Industries Ltd.	580	$15,949
Wireless Telecommunication Services 1.00%
Bharti Airtel Ltd.	1,997	21,932
Total India		103,876

Indonesia 0.72%
Banks
Bank Negara Indonesia Persero Tbk. PT	52,190	15,750

Italy 2.03%
Automobiles 0.93%
Ferrari NV	67	20,281
Life Sciences Tools & Services 1.10%
Stevanato Group SpA	860	24,037
Total Italy		44,318

Japan 13.04%
Broadline Retail 0.71%
Pan Pacific International Holdings Corp.	800	15,493
Electronic Equipment, Instruments & Components 2.34%
Ibiden Co. Ltd.	300	12,791
Keyence Corp.	100	38,364
		51,155
Entertainment 0.59%
Capcom Co. Ltd.	400	12,876
Household Durables 1.77%
Sony Group Corp.	465	38,660
Industrial Conglomerates 1.45%
Hitachi Ltd.	500	31,693
Information Technology Services 0.83%
SHIFT, Inc.*	100	18,144
Machinery 0.73%
Ebara Corp.	363	16,075
Personal Care Products 0.62%
Shiseido Co. Ltd.	425	13,479
Investments	Shares	U.S. $ Fair Value
Japan (continued)
Semiconductors & Semiconductor Equipment 2.64%
Advantest Corp.	400	$10,303
Disco Corp.	100	17,660
Tokyo Electron Ltd.	225	29,731
		57,694
Trading Companies & Distributors 1.36%
ITOCHU Corp.	825	29,717
Total Japan		284,986

Mexico 1.60%
Banks 0.98%
Grupo Financiero Banorte SAB de CV Class O	2,640	21,426
Real Estate Management & Development 0.62%
Corp. Inmobiliaria Vesta SAB de CV ADR	430	13,519
Total Mexico		34,945

Netherlands 4.76%
Banks 1.03%
ING Groep NV	1,750	22,436
Biotechnology 0.90%
Argenx SE ADR*	42	19,722
Semiconductors & Semiconductor Equipment 2.83%
ASML Holding NV	103	61,915
Total Netherlands		104,073

Poland 0.53%
Insurance
Powszechny Zaklad Ubezpieczen SA	1,032	11,678

Singapore 0.70%
Ground Transportation
Grab Holdings Ltd. Class A*	4,965	15,243

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND October 31, 2023

Investments	Shares	U.S. $ Fair Value
South Korea 1.58%
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	694	$34,544

Spain 1.11%
Specialty Retail
Industria de Diseno Textil SA	703	24,266

Sweden 2.05%
Machinery
Atlas Copco AB Class A	2,397	31,039
Epiroc AB Class A	840	13,839
		44,878
Switzerland 3.71%
Chemicals 1.04%
Sika AG Registered Shares	95	22,734
Health Care Equipment & Supplies 1.81%
Alcon, Inc.	343	24,551
Straumann Holding AG	128	15,127
		39,678
Machinery 0.86%
VAT Group AG†	53	18,795
Total Switzerland		81,207

Taiwan 5.38%
Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	951	11,852
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	288	24,858
Taiwan Semiconductor Manufacturing Co. Ltd.	4,951	80,862
		117,572

United Kingdom 5.32%
Capital Markets 1.26%
London Stock Exchange Group PLC	273	27,544
Personal Care Products 1.30%
Unilever PLC	600	28,417
Pharmaceuticals 1.77%
AstraZeneca PLC	309	38,688
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)
Trading Companies & Distributors 0.99%
Ashtead Group PLC	378	$21,679
Total United Kingdom		116,328

United States 10.12%
Chemicals 1.49%
Linde PLC	85	32,483
Electrical Equipment 1.81%
Schneider Electric SE	257	39,541
Food Products 2.23%
Nestle SA Registered Shares	453	48,851
Interactive Media & Services 1.63%
Alphabet, Inc. Class A*	136	16,875
Meta Platforms, Inc. Class A*	62	18,679
		35,554
Pharmaceuticals 1.82%
Eli Lilly & Co.	72	39,883
Semiconductors & Semiconductor Equipment 1.14%
NVIDIA Corp.	61	24,876
Total United States		221,188
Total Common Stocks 93.92% (cost $2,036,817)		2,053,207
Other Assets and Liabilities – Net 6.08%		132,828
Net Assets 100.00%		$2,186,035

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2023, the total value of Rule 144A securities was $18,795, which represents 0.86% of net assets.

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND October 31, 2023

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$27,296	$–	$–	$27,296
Canada	111,508	–	–	111,508
China	24,240	86,355	–	110,595
Germany	17,685	111,381	–	129,066
India	30,334	73,542	–	103,876
Italy	24,037	20,281	–	44,318
Japan	38,364	246,622	–	284,986
Mexico	34,945	–	–	34,945
Netherlands	19,722	84,351	–	104,073
Singapore	15,243	–	–	15,243
Taiwan	24,858	92,714	–	117,572
United States	132,796	88,392	–	221,188
Remaining Countries	–	748,541	–	748,541
Total	$501,028	$1,552,179	$–	$2,053,207

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.43%

ASSET-BACKED SECURITIES 72.27%

Automobiles 6.62%
CAL Receivables LLC Series 2022-1 Class B†	9.67% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	$350,000	$346,595
CarMax Auto Owner Trust Series 2023-1 Class D	6.27%		11/15/2029	220,000	213,606
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	200,000	195,406
Total					755,607

Credit Card 3.47%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.206% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	400,000	395,190

Other 62.18%
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	200,000	200,218
Apidos CLO XVIII Series B Class B†	7.324% (3 mo. USD Term SOFR + 1.91%	)#	10/22/2030	250,000	247,782
Avant Loans Funding Trust 2021-REV1 Class C†	2.30%		7/15/2030	150,000	142,069
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	277,363	274,359
Bain Capital Credit CLO Ltd. Series 2018-1A Class A1†	6.634% (3 mo. USD Term SOFR + 1.22%	)#	4/23/2031	247,027	246,359
Ballyrock CLO Ltd. Series 2022-20A Class BR†	7.994% (3 mo. USD Term SOFR + 2.60%	)#	7/15/2034	250,000	248,982
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.577% (3 mo. USD Term SOFR + 1.16%	)#	7/20/2029	206,725	205,997
Carlyle U.S. CLO Ltd. Series 2021-2A Class A1†	6.757% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2034	250,000	247,641
CIFC Funding Ltd. Series 2014-5A Class A1R2†	6.864% (3 mo. USD Term SOFR + 1.46%	)#	10/17/2031	250,000	249,302

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
CIFC Funding Ltd. Series 2020-2A Class AR†	6.847% (3 mo. USD Term SOFR + 1.43%	)#	10/20/2034		$250,000	$249,053
CIFC Funding Ltd. Series 2021-4A Class D†	8.556% (3 mo. USD Term SOFR + 3.16%	)#	7/15/2033		250,000	242,677
Elmwood CLO 15 Ltd. Series 2022-2A Class A1†	6.752% (3 mo. USD Term SOFR + 1.34%	)#	4/22/2035		250,000	247,940
Fairstone Financial Issuance Trust I Series 2020-1A Class D†(a)	6.873%		10/20/2039	CAD	250,000	164,935
Gracie Point International Funding Series 2023-1A Class A†	7.174% (90 day USD SOFR Average + 1.95%	)#	9/1/2026		$200,000	201,156
Harriman Park CLO Ltd. Series 2020-1A Class A1R†	6.797% (3 mo. USD Term SOFR + 1.38%	)#	4/20/2034		250,000	247,802
Madison Park Funding XLVIII Ltd. Series 2021-48A Class A†	6.808% (3 mo. USD Term SOFR + 1.41%	)#	4/19/2033		250,000	249,605
Madison Park Funding XXXVII Ltd. Class BR†	7.306% (3 mo. USD Term SOFR + 1.91%	)#	7/15/2033		250,000	247,111
Magnetite XXXIX Ltd. Series 2023-39A Class C†	7.935% (3 mo. USD Term SOFR + 2.55%	)#	10/25/2033		250,000	250,000
Mariner Finance Issuance Trust Series 2020-AA Class B†	3.21%		8/21/2034		200,000	187,441
Octagon Investment Partners 36 Ltd. Series 2018-1A Class A1†	6.626% (3 mo. USD Term SOFR + 1.23%	)#	4/15/2031		237,071	236,510
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1R2†	6.64% (3 mo. USD Term SOFR + 1.26%	)#	1/25/2031		225,543	224,235
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†(b)	–	(c)	10/20/2036		250,000	250,540	(d)
Palmer Square CLO Ltd. Series 2020-3A Class A1AR†	6.706% (3 mo. USD Term SOFR + 1.34%	)#	11/15/2031		500,000	496,876
Palmer Square CLO Ltd. Series 2023-4A Class C†	8.013% (3 mo. USD Term SOFR + 2.60%	)#	10/20/2033		250,000	248,889

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO Ltd. Series 2023-20A Class D†	10.406% (3 mo. USD Term SOFR + 5.00%	)#	7/20/2036	$250,000	$250,436
SCF Equipment Leasing LLC Series 2021-1A Class D†	1.93%		9/20/2030	100,000	90,879
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	224,438	200,164
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.666% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	250,000	249,458
Voya CLO Ltd. Series 2018-1 Class A2†	6.958% (3 mo. USD Term SOFR + 1.56%	)#	4/19/2031	250,000	244,652
Voya CLO Ltd. Series 2018-4A Class A1AR†	6.696% (3 mo. USD Term SOFR + 1.30%	)#	1/15/2032	250,000	248,625
Total					7,091,693
Total Asset-Backed Securities (cost $8,213,359)					8,242,490

CORPORATE BONDS 6.73%

Auto Manufacturers 1.01%
Hyundai Capital America†(b)	6.665% (SOFR + 1.32%	)#	11/3/2025	115,000	115,107

Banks 2.67%
ING Groep NV (Netherlands)(e)	6.354% (SOFR + 1.01%	)#	4/1/2027	200,000	197,090
Truist Financial Corp.	5.744% (SOFR + 0.40%	)#	6/9/2025	110,000	107,680
Total					304,770

Insurance 2.18%
Brighthouse Financial Global Funding†	6.105% (SOFR + 0.76%	)#	4/12/2024	100,000	99,646
GA Global Funding Trust†	5.844% (SOFR + 0.50%	)#	9/13/2024	150,000	148,291
Total					247,937

Multi-National 0.87%
International Bank for Reconstruction & Development	5.632% (SOFR + 0.29%	)#	11/22/2028	100,000	99,476
Total Corporate Bonds (cost $764,233)					767,290

FLOATING RATE LOANS(f) 11.29%

Aerospace 0.37%
American Airlines, Inc. 2021 Term Loan	10.427% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	41,400	42,047

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building Materials 0.74%
Emrld Borrower LP Term Loan B	8.38% (3 mo. USD Term SOFR + 3.00%	)	5/31/2030	$38,404	$38,368
Quikrete Holdings, Inc. 2023 Term Loan B	8.189% (1 mo. USD Term SOFR + 2.75%	)	3/19/2029	45,768	45,799
Total					84,167

Distribution/Wholesale 0.37%
Owens & Minor, Inc. 2022 Term Loan B	8.715% - 9.17% (3 mo. USD Term SOFR + 3.75%	)	3/29/2029	42,416	42,469

Diversified Financial Services 2.34%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	7.689% (1 mo. USD Term SOFR + 2.25%	)	12/1/2027	99,489	99,599
Citadel Securities LP 2023 Term Loan B	7.939% (1 mo. USD Term SOFR + 2.50%	)	7/29/2030	67,000	66,837
Setanta Aircraft Leasing Designated Activity CompanSetanta Aircraft Leasing Designated Activity Co.y Term Loan B (Ireland)(e)	7.652% (3 mo. USD Term SOFR + 2.00%	)	11/5/2028	100,000	100,094
Total					266,530

Electric 0.33%
Talen Energy Supply LLC 2023 Term Loan B	9.877% (3 mo. USD Term SOFR + 4.50%	)	5/17/2030	37,905	37,993

Electric: Utilities 0.37%
Compass Power Generation LLC 2022 Term Loan B2	9.688% (1 mo. USD Term SOFR + 4.25%	)	4/14/2029	42,001	41,867

Entertainment 0.87%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(e)	7.902% (3 mo. USD Term SOFR + 2.25%	)	7/21/2026	99,492	99,569

Financial 0.87%
LPL Holdings, Inc. 2019 Term Loan B1	7.165% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026	99,483	99,697

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Internet 1.02%
Imperva, Inc. 1st Lien Term Loan	9.627% (3 mo. USD Term SOFR + 4.00%	)	1/12/2026	$69,818	$69,977
Uber Technologies, Inc. 2023 Term Loan B	8.159% (3 mo. USD Term SOFR + 2.75%	)	3/3/2030	45,769	45,789
Total					115,766

Investments & Miscellaneous Financial Services 0.40%
Jane Street Group LLC 2021 Term Loan	8.189% (1 mo. USD Term SOFR + 2.75%	)	1/26/2028	45,765	45,713

Lodging 0.88%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	7.174% (1 mo. USD Term SOFR + 1.75%	)	6/22/2026	100,000	100,051

Media 0.87%
Charter Communications Operating LLC 2019 Term Loan B2	7.074% - 7.13% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	2/1/2027	99,482	99,352

Real Estate 0.62%
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan B	9.324% (1 mo. USD Term SOFR + 4.00%	)	1/31/2030	73,538	70,780

Retail 1.24%
KFC Holding Co. 2021 Term Loan B	7.199% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	99,744	99,796
Peer Holding III BV 2023 USD Term Loan B4 (Netherlands)(e)	–	(c)	10/19/2030	42,000	41,803
Total					141,599
Total Floating Rate Loans (cost $1,285,354)					1,287,600

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.73%
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.137% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	$86,012	$84,006
BX Trust Series 2021-ARIA Class A†	6.348% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	100,000	96,891
Connecticut Avenue Securities Trust 2023-R07 Class 2M1†	7.271% (30 day USD SOFR Average + 1.95%	)#	9/25/2043	98,067	98,283
Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2023-DNA2 Class M1A†	7.421% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	89,899	90,734
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA4 Class M1A†	7.521% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	84,803	85,924
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.737% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	100,000	97,905
PFP Ltd. Series 2023-10 Class A†	7.70% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	100,000	99,906
Total Non-Agency Commercial Mortgage-Backed Securities (cost $651,228)					653,649

U.S. TREASURY OBLIGATIONS 6.41%
U.S. Treasury Floating Rate Notes	5.567% (3 mo. Treasury money market yield + 0.17%	)#	4/30/2025	581,000	581,619
U.S. Treasury Floating Rate Notes	5.568% (3 mo. Treasury money market yield + 0.17%	)#	10/31/2025	150,000	150,033
Total U.S. Treasury Obligations (cost $731,438)					731,652
Total Long-Term Investments 102.43% (cost $11,645,612)					11,682,681
Other Assets and Liabilities – Net(g) (2.43)%					(276,959)
Net Assets 100.00%					$11,405,722

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2023

CAD	Canadian Dollar.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2023, the total value of Rule 144A securities was $8,454,981, which represents 74.13% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Securities purchased on a when-issued basis.
(c)	Interest Rate to be determined.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Foreign security traded in U.S. dollars.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2023.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at October 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	11/20/2023	229,000	$165,108	$165,176	$(68)

Futures Contracts at October 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2023	5	Short	$(1,016,465)	$(1,012,109)	$4,356

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2023	1	Long	$ 105,470	$ 104,477	$ (993)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$6,841,153	$250,540	$7,091,693
Remaining Industries	–	1,150,797	–	1,150,797
Corporate Bonds	–	767,290	–	767,290
Floating Rate Loans	–	1,287,600	–	1,287,600
Non-Agency Commercial Mortgage-Backed Securities	–	653,649	–	653,649
U.S. Treasury Obligations	–	731,652	–	731,652
Total	$–	$11,432,141	$250,540	$11,682,681

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$(68)	$–	$(68)
Liabilities	–	–	–	–
Futures Contracts
Assets	4,356	–	–	4,356
Liabilities	(993)	–	–	(993)
Total	$3,363	$(68)	$–	$3,295

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.

(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of August 1, 2023	–
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	540
Purchases	250,000
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of October 31, 2023	$250,540
Change in unrealized appreciation/depreciation for the period ended October 31, 2023, related to Level 3 investments held at October 31, 2023	$540

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.57%

ASSET-BACKED SECURITIES 1.91%

Automobiles 0.10%
Flagship Credit Auto Trust Series 2023-2 Class E†	10.89%		7/15/2030	$1,750,000	$1,787,739

Other 1.81%
Affirm Asset Securitization Trust Series 2023-A Class 1B†	7.18%		1/18/2028	2,125,000	2,113,421
Atrium IX Class CR2†	7.65% (3 mo. USD Term SOFR + 2.26%	)#	5/28/2030	4,580,000	4,450,362
Bain Capital Credit CLO Ltd. Series 2023-3A Class D†	10.621% (3 mo. USD Term SOFR + 5.25%	)#	7/24/2036	5,000,000	5,022,799
Carlyle U.S. CLO Ltd. Series 2021-7A Class C†	8.756% (3 mo. USD Term SOFR + 3.36%	)#	10/15/2035	1,700,000	1,643,207
CIFC Funding Ltd. Series 2020-1A Class DR†	8.756% (3 mo. USD Term SOFR + 3.36%	)#	7/15/2036	1,500,000	1,473,102
Dryden 61 CLO Ltd. Series 2018-61A Class CR†	7.414% (3 mo. USD Term SOFR + 2.01%	)#	1/17/2032	3,500,000	3,374,310
Invesco CLO Ltd. Series 2021-3A Class D†	8.674% (3 mo. USD Term SOFR + 3.26%	)#	10/22/2034	2,000,000	1,948,431
Madison Park Funding XLV Ltd. Series 2020-45A Class DR†	8.806% (3 mo. USD Term SOFR + 3.41%	)#	7/15/2034	1,000,000	987,673
Madison Park Funding XXV Ltd. Series 2017-25A Class CR†	8.99% (3 mo. USD Term SOFR + 3.61%	)#	4/25/2029	1,490,000	1,465,701
Madison Park Funding XXXI Ltd. Series 2018-31A Class D†	8.674% (3 mo. USD Term SOFR + 3.26%	)#	1/23/2031	1,700,000	1,657,705
Neuberger Berman Loan Advisers CLO Ltd. Series 2022-47A Class D†	8.494% (3 mo. USD Term SOFR + 3.10%	)#	4/14/2035	2,500,000	2,427,916
Regatta XIII Funding Ltd. Series 2018-2A Class B†	7.756% (3 mo. USD Term SOFR + 2.36%	)#	7/15/2031	1,000,000	988,427
Sierra Timeshare Receivables Funding LLC Series 2023-1A Class D†	9.80%		1/20/2040	1,934,534	1,950,476

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Southwick Park CLO LLC Series 2019-4A Class CR†	7.627% (3 mo. USD Term SOFR + 2.21%	)#	7/20/2032	$2,000,000	$1,966,152
THL Credit Wind River CLO Ltd. Series 2019-3A Class CR†	7.856% (3 mo. USD Term SOFR + 2.46%	)#	7/15/2031	1,000,000	971,612
Total					32,441,294
Total Asset-Backed Securities (cost $34,026,084)					34,229,033

				Shares
COMMON STOCKS 0.02%

Electric: Utilities 0.01%
Talen Energy Supply LLC*				3,016	159,788

Energy Equipment & Services 0.01%
Nine Energy Service, Inc.*				27,350	96,272

Independent Power and Renewable Electricity Producers 0.00%
Talen Energy Corp.*				879	46,569
Total Common Stocks (cost $276,703)					302,629

				Principal Amount
CONVERTIBLE BONDS 0.95%

Biotechnology 0.17%
Intercept Pharmaceuticals, Inc.	2.00%		5/15/2026	$2,957,000	2,938,708

Computers 0.09%
Parsons Corp.	0.25%		8/15/2025	1,183,000	1,548,547

Energy-Alternate Sources 0.08%
Enphase Energy, Inc.	Zero Coupon		3/1/2028	1,974,000	1,475,147

Internet 0.22%
Palo Alto Networks, Inc.	0.375%		6/1/2025	714,000	1,747,158
PDD Holdings, Inc. (Ireland)(a)	Zero Coupon		10/1/2024	907,000	2,164,604
Total					3,911,762

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Miscellaneous Manufacturing 0.09%
Axon Enterprise, Inc.†	0.50%	12/15/2027		$1,472,000	$1,587,552

Oil & Gas 0.21%
Permian Resources Operating LLC	3.25%	4/1/2028		675,000	1,663,864
Pioneer Natural Resources Co.	0.25%	5/15/2025		839,000	2,142,867
Total					3,806,731

Software 0.09%
Guidewire Software, Inc.	1.25%	3/15/2025		1,627,000	1,640,830
Total Convertible Bonds (cost $16,983,566)					16,909,277

CORPORATE BONDS 87.28%

Advertising 0.70%
Outfront Media Capital LLC/Outfront Media Capital Corp.†	5.00%	8/15/2027		1,774,000	1,577,334
Outfront Media Capital LLC/Outfront Media Capital Corp.†	6.25%	6/15/2025		6,705,000	6,619,243
Summer BC Bidco B LLC†	5.50%	10/31/2026		2,800,000	2,440,774
Summer BC Holdco B SARL(b)	5.75%	10/31/2026	EUR	2,032,000	1,948,535
Total					12,585,886

Aerospace/Defense 1.81%
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028		$4,753,000	4,210,580
Bombardier, Inc. (Canada)†(a)	7.50%	2/1/2029		1,750,000	1,622,777
Bombardier, Inc. (Canada)†(a)	7.875%	4/15/2027		6,700,000	6,454,432
Rolls-Royce PLC (United Kingdom)†(a)	3.625%	10/14/2025		1,500,000	1,407,463
Rolls-Royce PLC (United Kingdom)†(a)	5.75%	10/15/2027		2,304,000	2,186,058
Spirit AeroSystems, Inc.†	7.50%	4/15/2025		1,440,000	1,438,061
TransDigm, Inc.	5.50%	11/15/2027		5,877,000	5,477,155
TransDigm, Inc.†	6.75%	8/15/2028		1,684,000	1,637,241
TransDigm, Inc.†	6.875%	12/15/2030		3,032,000	2,930,519
Triumph Group, Inc.	7.75%	8/15/2025		2,236,000	2,126,425
Triumph Group, Inc.†	9.00%	3/15/2028		2,958,000	2,876,621
Total					32,367,332

Agriculture 0.57%
Kernel Holding SA (Ukraine)†(a)	6.50%	10/17/2024		3,304,000	2,560,600
MHP SE (Ukraine)†(a)	7.75%	5/10/2024		2,000,000	1,855,000
MHP SE (Ukraine)(a)	7.75%	5/10/2024		2,800,000	2,597,000
Vector Group Ltd.†	10.50%	11/1/2026		3,225,000	3,230,079
Total					10,242,679

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Airlines 2.47%
Air Canada (Canada)†(a)	3.875%	8/15/2026		$6,931,000	$6,313,081
American Airlines Group, Inc.†	3.75%	3/1/2025		2,464,000	2,301,233
American Airlines, Inc.†	7.25%	2/15/2028		5,926,000	5,517,239
American Airlines, Inc.†	11.75%	7/15/2025		5,579,000	5,917,974
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026		1,284,167	1,250,051
Finnair OYJ(b)	4.25%	5/19/2025	EUR	1,938,000	1,994,638
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		$4,522,817	3,347,108
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (Cayman Islands)†(a)	8.00%	9/20/2025		4,490,198	3,317,717
United Airlines, Inc.†	4.375%	4/15/2026		4,940,000	4,587,331
United Airlines, Inc.†	4.625%	4/15/2029		4,440,000	3,754,478
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	6.375%	2/1/2030		461,000	307,931
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	7.875%	5/1/2027		3,110,000	2,395,213
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	9.50%	6/1/2028		4,218,000	3,236,290
Total					44,240,284

Apparel 0.03%
William Carter Co.†	5.625%	3/15/2027		505,000	479,009

Auto Manufacturers 2.52%
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	10.50%	11/30/2025		1,853,000	1,834,512
Ford Credit Canada Co.(b)	7.375%	5/12/2026	CAD	8,330,000	6,111,009
Ford Motor Credit Co. LLC	3.375%	11/13/2025		$6,000,000	5,604,945
Ford Motor Credit Co. LLC	5.584%	3/18/2024		4,500,000	4,483,495
Ford Motor Credit Co. LLC(b)	6.86%	6/5/2026	GBP	1,000,000	1,212,999
Ford Motor Credit Co. LLC	7.35%	11/4/2027		$13,995,000	14,200,347
Jaguar Land Rover Automotive PLC (United Kingdom)†(a)	5.875%	1/15/2028		5,000,000	4,505,130
JB Poindexter & Co., Inc.†	7.125%	4/15/2026		7,447,000	7,107,576
Total					45,060,013

Auto Parts & Equipment 1.30%
Adient Global Holdings Ltd.†	7.00%	4/15/2028		2,025,000	1,995,425
American Axle & Manufacturing, Inc.	6.50%	4/1/2027		5,375,000	5,071,953
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	5/15/2028		837,000	816,807
Dana, Inc.	5.625%	6/15/2028		3,425,000	3,107,897
Goodyear Tire & Rubber Co.	5.00%	5/31/2026		3,650,000	3,456,139

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH (Germany)†(a)	4.75%		9/15/2026			$4,550,000	$4,233,775
IHO Verwaltungs GmbH(b)	8.75%		5/15/2028		EUR	512,000	559,362
IHO Verwaltungs GmbH†(b)	8.75%		5/15/2028		EUR	218,000	238,166
IHO Verwaltungs GmbH(b)	8.75%		5/15/2028		EUR	700,000	764,752
Tenneco, Inc.†	8.00%		11/17/2028			$3,842,000	3,087,239
Total							23,331,515

Banks 1.32%
Akbank TAS (Turkey)†(a)	5.125%		3/31/2025			2,550,000	2,462,050
Citigroup, Inc.	3.875% (5 yr. CMT + 3.42%	)#	–	(c)		2,705,000	2,274,676
Goldman Sachs Group, Inc.	7.50% (5 yr. CMT + 3.16%	)#	–	(c)		2,469,000	2,427,651
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026			3,075,000	2,918,061
JPMorgan Chase & Co.	4.00% (3 mo. USD Term SOFR + 2.75%	)#	–	(c)		6,400,000	5,849,155
Popular, Inc.	7.25%		3/13/2028			3,930,000	3,900,702
UBS AG (Switzerland)(a)	5.125%		5/15/2024			2,000,000	1,973,974
UBS Group AG (Switzerland)(a)	5.125% (5 yr. CMT + 4.86%	)#	–	(c)		2,130,000	1,900,412
Total							23,706,681

Building Materials 1.51%
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028			3,543,000	3,354,335
Eco Material Technologies, Inc.†	7.875%		1/31/2027			4,615,000	4,374,852
Griffon Corp.	5.75%		3/1/2028			3,690,000	3,335,933
JELD-WEN, Inc.†	4.875%		12/15/2027			4,081,000	3,463,436
New Enterprise Stone & Lime Co., Inc.†	9.75%		7/15/2028			2,078,000	2,074,821
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028			5,913,000	5,472,639
Standard Industries, Inc.†	5.00%		2/15/2027			5,360,000	4,960,341
Total							27,036,357

Chemicals 1.58%
ASP Unifrax Holdings, Inc.†	5.25%		9/30/2028			3,951,000	2,673,274
Cerdia Finanz GmbH (Germany)†(a)	10.50%		2/15/2027			3,362,000	3,313,486
Chemours Co.	5.375%		5/15/2027			1,493,000	1,350,255
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028			4,255,000	3,759,016
Kobe U.S. Midco 2, Inc.†	9.25%		11/1/2026			1,970,000	1,430,713
LSF11 A5 HoldCo LLC†	6.625%		10/15/2029			738,000	599,385
Methanex Corp. (Canada)(a)	5.125%		10/15/2027			1,990,000	1,823,003

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Chemicals (continued)
Minerals Technologies, Inc.†	5.00%	7/1/2028		$3,000,000	$2,626,305
NOVA Chemicals Corp. (Canada)†(a)	5.25%	6/1/2027		1,700,000	1,438,658
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		2,157,000	2,109,440
Rain Carbon, Inc.†	12.25%	9/1/2029		3,127,000	3,185,631
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		54,000	51,985
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		535,000	462,568
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		1,112,000	987,474
SK Invictus Intermediate II SARL (Luxembourg)†(a)	5.00%	10/30/2029		3,255,000	2,460,806
Total					28,271,999

Coal 0.43%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025		1,513,000	1,503,309
Coronado Finance Pty. Ltd. (Australia)†(a)	10.75%	5/15/2026		1,063,000	1,099,947
SunCoke Energy, Inc.†	4.875%	6/30/2029		4,215,000	3,532,950
Warrior Met Coal, Inc.†	7.875%	12/1/2028		1,608,000	1,570,433
Total					7,706,639

Commercial Services 3.72%
AA Bond Co. Ltd.(b)	6.50%	1/31/2026	GBP	2,395,000	2,635,548
AA Bond Co. Ltd.(b)	6.50%	1/31/2026	GBP	1,200,000	1,320,525
Albion Financing 2 SARL (Luxembourg)†(a)	8.75%	4/15/2027		$4,666,000	4,285,674
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026		8,409,000	7,881,964
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		6,817,000	5,929,196
Alta Equipment Group, Inc.†	5.625%	4/15/2026		5,439,000	4,871,081
AMN Healthcare, Inc.†	4.625%	10/1/2027		1,175,000	1,055,820
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027		2,625,000	2,410,898
BCP V Modular Services Finance II PLC(b)	6.125%	11/30/2028	GBP	1,250,000	1,231,547
Cimpress PLC (Ireland)(a)	7.00%	6/15/2026		$3,500,000	3,241,910
Garda World Security Corp. (Canada)†(a)	7.75%	2/15/2028		3,227,000	3,106,681
Herc Holdings, Inc.†	5.50%	7/15/2027		4,554,000	4,285,614
Hertz Corp.(d)	Zero Coupon	10/15/2022		2,000	80
Hertz Corp.†(d)	Zero Coupon	10/15/2024		22,000	880
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.†	5.00%	2/1/2026		2,373,000	2,265,268
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)(a)	5.375%	11/15/2024		1,494,000	1,461,179

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
NESCO Holdings II, Inc.†	5.50%		4/15/2029		$1,570,000	$1,347,822
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%		4/15/2026		2,050,000	1,990,730
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%		1/15/2028		1,973,000	1,831,531
Q-Park Holding I BV(b)	2.00%		3/1/2027	EUR	2,500,000	2,289,980
Sotheby’s†	7.375%		10/15/2027		$5,710,000	5,105,570
Verscend Escrow Corp.†	9.75%		8/15/2026		1,420,000	1,410,913
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026		5,562,000	5,149,911
Williams Scotsman, Inc.†	4.625%		8/15/2028		1,038,000	923,270
Williams Scotsman, Inc.†	6.125%		6/15/2025		600,000	590,163
Total						66,623,755

Computers 0.18%
NCR Atleos Escrow Corp.†	9.50%		4/1/2029		3,349,000	3,286,340

Cosmetics/Personal Care 0.04%
Coty, Inc.†	6.50%		4/15/2026		635,000	626,104

Distribution/Wholesale 0.47%
G-III Apparel Group Ltd.†	7.875%		8/15/2025		4,164,000	4,130,136
H&E Equipment Services, Inc.†	3.875%		12/15/2028		1,415,000	1,200,098
Travis Perkins PLC(b)	3.75%		2/17/2026	GBP	2,800,000	3,113,556
Total						8,443,790

Diversified Financial Services 4.33%
AerCap Holdings NV (Ireland)(a)	5.875% (5 yr. CMT + 4.54%	)#	10/10/2079		$3,000,000	2,818,779
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027		2,500,000	2,514,050
Aretec Escrow Issuer 2, Inc.†(e)	10.00%		8/15/2030		3,162,000	3,201,525
Armor Holdco, Inc.†	8.50%		11/15/2029		2,650,000	2,315,151
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026		5,405,000	5,205,772
Castlelake Aviation Finance DAC (Ireland)†(a)	5.00%		4/15/2027		1,000,000	883,343
Coinbase Global, Inc.†	3.375%		10/1/2028		1,965,000	1,444,597
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%		9/15/2024		6,290,000	5,648,514
ILFC E-Capital Trust II†	7.459% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065		5,200,000	3,892,706
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		3,353,000	2,931,652
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.375%		5/1/2028		794,000	792,297

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Diversified Financial Services (continued)
Midcap Financial Issuer Trust†	6.50%		5/1/2028		$4,609,000	$3,910,919
Nationstar Mortgage Holdings, Inc.†	6.00%		1/15/2027		2,500,000	2,325,962
Navient Corp.	4.875%		3/15/2028		509,000	418,592
Navient Corp.	5.50%		3/15/2029		1,829,000	1,483,612
Navient Corp.	5.875%		10/25/2024		2,245,000	2,194,474
Navient Corp.	6.75%		6/15/2026		5,050,000	4,789,521
Navient Corp.	11.50%		3/15/2031		3,942,000	3,934,510
OneMain Finance Corp.	3.50%		1/15/2027		3,000,000	2,537,640
OneMain Finance Corp.	6.875%		3/15/2025		3,208,000	3,168,459
OneMain Finance Corp.	7.125%		3/15/2026		9,831,000	9,559,988
Osaic Holdings, Inc.†	10.75%		8/1/2027		4,665,000	4,642,366
PennyMac Financial Services, Inc.†	5.375%		10/15/2025		6,205,000	5,916,250
PRA Group, Inc.†	8.375%		2/1/2028		1,150,000	948,031
Total						77,478,710

Electric 3.16%
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(a)	4.125%		6/15/2028		2,765,000	2,391,257
Calpine Corp.†	5.125%		3/15/2028		8,370,000	7,498,531
DPL, Inc.	4.125%		7/1/2025		1,975,000	1,864,336
Electricite de France SA (France)†(a)	5.625% (10 yr. USD Swap + 3.04%	)#	–	(c)	1,295,000	1,280,950
Elwood Energy LLC	8.159%		7/5/2026		8,212	7,062
Emera, Inc. (Canada)(a)	6.75%		6/15/2076		3,670,000	3,465,167
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%		2/11/2025		1,233,000	1,211,790
NextEra Energy Operating Partners LP†	4.25%		7/15/2024		3,172,000	3,113,845
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		5,436,000	4,872,585
NRG Energy, Inc.	5.75%		1/15/2028		432,000	404,762
NRG Energy, Inc.	6.625%		1/15/2027		4,600,000	4,468,826
NRG Energy, Inc.†	7.00%		3/15/2033		1,267,000	1,199,077
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(c)	3,444,000	3,328,376
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		3,971,000	3,465,422
Pike Corp.†	5.50%		9/1/2028		1,241,000	1,062,476
Talen Energy Supply LLC†	8.625%		6/1/2030		786,000	799,448
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(c)	6,810,000	6,205,851
Vistra Operations Co. LLC†	5.00%		7/31/2027		2,629,000	2,407,366

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electric (continued)
Vistra Operations Co. LLC†	5.125%	5/13/2025		$1,250,000	$1,222,630
Vistra Operations Co. LLC†	5.50%	9/1/2026		225,000	214,270
Vistra Operations Co. LLC†	5.625%	2/15/2027		6,402,000	6,030,258
Total					56,514,285

Electrical Components & Equipment 0.11%
WESCO Distribution, Inc.†	7.125%	6/15/2025		2,000,000	2,000,788

Energy-Alternate Sources 0.35%
ReNew Pvt Ltd. (India)(a)	5.875%	3/5/2027		2,000,000	1,828,800
TerraForm Power Operating LLC†	5.00%	1/31/2028		4,665,000	4,278,295
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026		142,000	129,156
Total					6,236,251

Engineering & Construction 0.36%
Gatwick Airport Finance PLC(b)	4.375%	4/7/2026	GBP	2,000,000	2,252,228
Heathrow Finance PLC(b)	5.75%	3/3/2025	GBP	2,400,000	2,848,897
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		$1,556,000	1,338,098
Total					6,439,223

Entertainment 3.10%
Allwyn Entertainment Financing U.K. PLC (United Kingdom)†(a)	7.875%	4/30/2029		1,271,000	1,259,510
Boyne USA, Inc.†	4.75%	5/15/2029		1,077,000	938,721
Caesars Entertainment, Inc.†	6.25%	7/1/2025		8,324,000	8,196,496
Caesars Entertainment, Inc.†	8.125%	7/1/2027		7,360,000	7,298,757
CCM Merger, Inc.†	6.375%	5/1/2026		5,805,000	5,499,613
Churchill Downs, Inc.†	5.50%	4/1/2027		2,785,000	2,614,635
Cinemark USA, Inc.†	5.875%	3/15/2026		8,299,000	7,888,641
CPUK Finance Ltd. Class B6(b)	4.50%	8/28/2027	GBP	1,285,000	1,344,302
CPUK Finance Ltd.(b)	4.875%	2/28/2047	GBP	2,000,000	2,277,011
Empire Resorts, Inc.†	7.75%	11/1/2026		$2,000,000	1,623,688
Inter Media & Communication SpA(b)	6.75%	2/9/2027	EUR	5,486,000	5,466,612
International Game Technology PLC†	6.25%	1/15/2027		$1,250,000	1,219,377
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		2,682,000	2,282,033
Juventus Football Club SpA(b)	3.375%	2/19/2024	EUR	910,000	949,082
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$2,100,000	1,750,140
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		1,587,000	1,459,889
Motion Finco SARL†(b)	7.375%	6/15/2030	EUR	606,000	612,245
Penn Entertainment, Inc.†	5.625%	1/15/2027		$595,000	543,275

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		$400,000	$307,620
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		2,275,000	1,984,028
Total					55,515,675

Environmental Control 0.19%
Enviri Corp.†	5.75%	7/31/2027		4,035,000	3,414,665

Equity Real Estate 0.25%
Howard Hughes Corp.†	5.375%	8/1/2028		5,038,000	4,434,347

Food 1.16%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027		985,000	924,108
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028		313,000	300,127
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028		1,875,000	1,842,849
B&G Foods, Inc.†	8.00%	9/15/2028		2,931,000	2,859,899
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		2,130,000	1,843,614
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		3,528,000	3,468,866
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(a)	5.625%	8/15/2026		1,545,000	1,477,059
Iceland Bondco PLC†(b)	10.875%	12/15/2027	GBP	654,000	801,398
Iceland Bondco PLC(b)	10.875%	12/15/2027	GBP	250,000	306,345
Market Bidco Finco PLC(b)	5.50%	11/4/2027	GBP	1,500,000	1,503,207
Nathan’s Famous, Inc.†	6.625%	11/1/2025		$13,000	12,882
Performance Food Group, Inc.†	5.50%	10/15/2027		1,260,000	1,179,517
Post Holdings, Inc.†	5.625%	1/15/2028		3,438,000	3,198,389
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		990,000	992,703
Total					20,710,963

Forest Products & Paper 0.14%
Ahlstrom Holding 3 OYJ (Finland)†(a)	4.875%	2/4/2028		3,080,000	2,530,990

Health Care-Products 0.32%
Bausch & Lomb Escrow Corp. (Canada)†(a)	8.375%	10/1/2028		5,705,000	5,673,622

Health Care-Services 3.27%
Acadia Healthcare Co., Inc.†	5.50%	7/1/2028		1,275,000	1,178,402
Catalent Pharma Solutions, Inc.(b)	2.375%	3/1/2028	EUR	950,000	828,859
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027		$3,250,000	2,904,444
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029		1,848,000	764,989

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Health Care-Services (continued)
CHS/Community Health Systems, Inc.†	8.00%	3/15/2026		$6,880,000	$6,298,129
CHS/Community Health Systems, Inc.†	8.00%	12/15/2027		4,260,000	3,617,741
DaVita, Inc.†	4.625%	6/1/2030		3,226,000	2,530,862
Heartland Dental LLC/Heartland Dental Finance Corp.†	8.50%	5/1/2026		3,700,000	3,371,157
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		2,926,000	2,815,924
Legacy LifePoint Health LLC†	4.375%	2/15/2027		6,239,000	5,164,831
LifePoint Health, Inc.†	11.00%	10/15/2030		1,976,000	1,862,039
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026		1,452,000	1,359,087
Select Medical Corp.†	6.25%	8/15/2026		5,212,000	5,074,558
Star Parent, Inc.†	9.00%	10/1/2030		2,682,000	2,664,927
Tenet Healthcare Corp.	4.875%	1/1/2026		3,000,000	2,877,972
Tenet Healthcare Corp.	5.125%	11/1/2027		2,100,000	1,940,583
Tenet Healthcare Corp.	6.125%	10/1/2028		7,580,000	7,037,120
Tenet Healthcare Corp.	6.25%	2/1/2027		6,451,000	6,192,295
Total					58,483,919

Holding Companies-Diversified 0.34%
Benteler International AG†(b)	9.375%	5/15/2028	EUR	2,150,000	2,301,009
Benteler International AG (Austria)†(a)	10.50%	5/15/2028		$2,814,000	2,837,353
Stena International SA (Luxembourg)†(a)	6.125%	2/1/2025		1,050,000	1,030,097
Total					6,168,459

Home Builders 0.86%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.625%	1/15/2028		2,445,000	2,239,767
Century Communities, Inc.	6.75%	6/1/2027		3,469,000	3,352,573
Dream Finders Homes, Inc.†	8.25%	8/15/2028		1,257,000	1,244,839
Forestar Group, Inc.†	3.85%	5/15/2026		3,161,000	2,816,930
Forestar Group, Inc.†	5.00%	3/1/2028		1,000,000	878,803
M/I Homes, Inc.	4.95%	2/1/2028		2,140,000	1,916,016
Shea Homes LP/Shea Homes Funding Corp.	4.75%	2/15/2028		2,336,000	2,056,047
Tri Pointe Homes, Inc.	5.25%	6/1/2027		943,000	854,532
Total					15,359,507

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Housewares 0.46%
Newell Brands, Inc.	4.875%		6/1/2025		$3,993,000	$3,835,527
Newell Brands, Inc.	5.20%		4/1/2026		1,880,000	1,776,728
Newell Brands, Inc.	6.375%		9/15/2027		2,725,000	2,560,516
Scotts Miracle-Gro Co.	5.25%		12/15/2026		12,000	11,175
Total						8,183,946

Insurance 0.41%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		5,036,000	4,790,824
AssuredPartners, Inc.†	7.00%		8/15/2025		700,000	687,345
GTCR AP Finance, Inc.†	8.00%		5/15/2027		625,000	609,076
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	8.50%		3/15/2030		1,343,000	1,320,758
Total						7,408,003

Internet 1.37%
eDreams ODIGEO SA(b)	5.50%		7/15/2027	EUR	496,000	483,911
EquipmentShare.com, Inc.†	9.00%		5/15/2028		$6,838,000	6,436,267
Gen Digital, Inc.†	6.75%		9/30/2027		1,496,000	1,457,898
Millennium Escrow Corp.†	6.625%		8/1/2026		4,953,000	3,682,709
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%		4/30/2027		2,814,000	2,514,253
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%		2/15/2028		1,487,000	1,232,649
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%		6/1/2028		685,000	656,314
Rakuten Group, Inc. (Japan)†(a)	10.25%		11/30/2024		1,750,000	1,771,898
Uber Technologies, Inc.†	6.25%		1/15/2028		2,713,000	2,615,563
United Group BV(b)	7.031% (3 mo. EURIBOR + 3.25%	)#	2/15/2026	EUR	2,100,000	2,169,238
United Group BV(b)	7.031% (3 mo. EURIBOR + 3.25%	)#	2/15/2026	EUR	1,500,000	1,549,456
Total						24,570,156

Investment Companies 0.39%
Huarong Finance II Co. Ltd. (Hong Kong)(a)	5.00%		11/19/2025		$1,500,000	1,387,230
Huarong Finance II Co. Ltd. (Hong Kong)(a)	5.00%		11/19/2025		1,500,000	1,387,230
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75%		9/15/2024		4,410,000	4,233,714
Total						7,008,174

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Iron-Steel 1.11%
ATI, Inc.	5.875%		12/1/2027			$4,425,000	$4,110,316
ATI, Inc.	7.25%		8/15/2030			2,019,000	1,945,993
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%		7/15/2026			5,346,000	5,143,873
Cleveland-Cliffs, Inc.	5.875%		6/1/2027			1,520,000	1,449,817
Cleveland-Cliffs, Inc.†	6.75%		3/15/2026			2,564,000	2,552,134
CSN Inova Ventures (Brazil)†(a)	6.75%		1/28/2028			1,300,000	1,189,883
Mineral Resources Ltd. (Australia)†(a)	8.00%		11/1/2027			2,200,000	2,128,335
U.S. Steel Corp.	6.875%		3/1/2029			1,333,000	1,296,597
Total							19,816,948

Leisure Time 4.24%
Carnival Corp.†	5.75%		3/1/2027			15,698,000	14,026,744
Carnival Corp.†	7.625%		3/1/2026			12,923,000	12,576,440
Carnival Holdings Bermuda Ltd.†	10.375%		5/1/2028			2,079,000	2,218,468
Life Time, Inc.†	5.75%		1/15/2026			5,740,000	5,564,144
Lindblad Expeditions LLC†	6.75%		2/15/2027			4,951,000	4,516,203
NCL Corp. Ltd.†	5.875%		3/15/2026			2,450,000	2,201,056
NCL Corp. Ltd.†	5.875%		2/15/2027			3,639,000	3,353,244
NCL Corp. Ltd.†	8.125%		1/15/2029			2,534,000	2,478,414
NCL Corp. Ltd.†	8.375%		2/1/2028			676,000	670,263
Pinnacle Bidco PLC†(b)	10.00%		10/11/2028		GBP	1,961,000	2,298,656
Royal Caribbean Cruises Ltd.†	4.25%		7/1/2026			$6,434,000	5,922,404
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027			4,070,000	3,754,883
Royal Caribbean Cruises Ltd.†	8.25%		1/15/2029			3,480,000	3,570,868
Royal Caribbean Cruises Ltd.†	11.625%		8/15/2027			9,692,000	10,521,054
Viking Cruises Ltd.†	5.875%		9/15/2027			1,144,000	1,031,665
VOC Escrow Ltd.†	5.00%		2/15/2028			1,325,000	1,191,682
Total							75,896,188

Lodging 1.55%
Accor SA(b)	2.625% (5 yr. EUR Swap + 3.25%	)#	–	(c)	EUR	2,100,000	2,123,409
Full House Resorts, Inc.†	8.25%		2/15/2028			$2,556,000	2,154,427
Genting New York LLC/GENNY Capital, Inc.†	3.30%		2/15/2026			2,250,000	2,008,306
Melco Resorts Finance Ltd. (Hong Kong)†(a)	5.75%		7/21/2028			2,350,000	1,996,623
MGM China Holdings Ltd. (Macau)†(a)	5.25%		6/18/2025			2,250,000	2,143,215
MGM China Holdings Ltd. (Macau)†(a)	5.875%		5/15/2026			1,600,000	1,493,920
MGM Resorts International	4.75%		10/15/2028			312,000	272,532

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Lodging (continued)
MGM Resorts International	5.50%		4/15/2027		$4,231,000	$3,951,256
MGM Resorts International	6.75%		5/1/2025		750,000	746,614
Studio City Co. Ltd. (Macau)†(a)	7.00%		2/15/2027		3,025,000	2,806,625
Travel & Leisure Co.†	6.625%		7/31/2026		878,000	857,428
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027		2,180,000	2,015,888
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025		2,477,000	2,434,072
Wynn Macau Ltd. (Macau)†(a)	5.50%		10/1/2027		3,241,000	2,822,915
Total						27,827,230

Machinery: Construction & Mining 0.19%
Manitowoc Co., Inc.†	9.00%		4/1/2026		3,415,000	3,350,870

Machinery-Diversified 0.93%
GrafTech Global Enterprises, Inc.†	9.875%		12/15/2028		4,421,000	3,964,479
Husky III Holding Ltd. (Canada)†(a)	13.00%		2/15/2025		1,573,000	1,517,945
Maxim Crane Works Holdings Capital LLC†	11.50%		9/1/2028		4,405,000	4,304,346
Novafives SAS(b)	8.345% (3 mo. EURIBOR + 4.50%	)#	6/15/2025	EUR	3,400,000	3,496,076
Renk AG(b)	5.75%		7/15/2025	EUR	2,000,000	2,090,884
TK Elevator Midco GmbH(b)	4.375%		7/15/2027	EUR	1,252,000	1,203,541
Total						16,577,271

Media 6.42%
Altice Financing SA (Luxembourg)†(a)	5.00%		1/15/2028		$5,500,000	4,477,449
AMC Networks, Inc.	4.75%		8/1/2025		1,646,000	1,500,810
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%		5/1/2027		13,774,000	12,694,211
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%		9/1/2029		15,280,000	13,998,894
CSC Holdings LLC†	5.50%		4/15/2027		2,000,000	1,674,121
CSC Holdings LLC†	11.25%		5/15/2028		6,004,000	5,733,457
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%		8/15/2027		5,445,000	4,776,191
DISH DBS Corp.†	5.25%		12/1/2026		2,070,000	1,673,648
DISH DBS Corp.	5.875%		11/15/2024		4,250,000	3,905,094
DISH Network Corp.†	11.75%		11/15/2027		8,289,000	8,217,632
Gray Escrow II, Inc.†	5.375%		11/15/2031		285,000	179,867
Gray Television, Inc.†	7.00%		5/15/2027		6,600,000	5,603,136
LCPR Senior Secured Financing DAC (Ireland)†(a)	6.75%		10/15/2027		5,675,000	5,141,664
McGraw-Hill Education, Inc.†	5.75%		8/1/2028		1,230,000	1,037,997
Nexstar Media, Inc.†	4.75%		11/1/2028		2,699,000	2,269,588
Nexstar Media, Inc.†	5.625%		7/15/2027		7,320,000	6,593,127

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Media (continued)
Scripps Escrow, Inc.†	5.875%	7/15/2027		$3,110,000	$2,327,555
Sirius XM Radio, Inc.†	5.00%	8/1/2027		7,978,000	7,322,208
TEGNA, Inc.	4.625%	3/15/2028		7,562,000	6,550,583
Univision Communications, Inc.†	6.625%	6/1/2027		3,700,000	3,382,194
Univision Communications, Inc.†	8.00%	8/15/2028		8,626,000	8,152,749
UPC Holding BV (Netherlands)†(a)	5.50%	1/15/2028		500,000	436,703
Urban One, Inc.†	7.375%	2/1/2028		1,211,000	996,853
Virgin Media Vendor Financing Notes III DAC(b)	4.875%	7/15/2028	GBP	2,800,000	2,862,164
Virgin Media Vendor Financing Notes IV DAC (Ireland)†(a)	5.00%	7/15/2028		$3,000,000	2,549,612
Ziggo Bond Co. BV (Netherlands)†(a)	6.00%	1/15/2027		975,000	894,085
Total					114,951,592

Metal Fabricate-Hardware 0.13%
Park-Ohio Industries, Inc.	6.625%	4/15/2027		2,664,000	2,313,804

Mining 1.08%
Bukit Makmur Mandiri Utama PT (Indonesia)†(a)	7.75%	2/10/2026		2,734,000	2,383,775
Coeur Mining, Inc.†	5.125%	2/15/2029		975,000	812,672
Compass Minerals International, Inc.†	6.75%	12/1/2027		1,259,000	1,187,111
Hecla Mining Co.	7.25%	2/15/2028		3,048,000	2,913,877
Hudbay Minerals, Inc. (Canada)†(a)	4.50%	4/1/2026		5,015,000	4,672,723
JW Aluminum Continuous Cast Co.†	10.25%	6/1/2026		2,237,000	2,227,526
Kaiser Aluminum Corp.†	4.625%	3/1/2028		2,600,000	2,168,888
Taseko Mines Ltd. (Canada)†(a)	7.00%	2/15/2026		1,196,000	1,086,011
WE Soda Investments Holding PLC (United Kingdom)†(a)	9.50%	10/6/2028		1,934,000	1,933,710
Total					19,386,293

Miscellaneous Manufacturing 0.47%
Amsted Industries, Inc.†	5.625%	7/1/2027		1,045,000	962,911
Calderys Financing LLC (France)†(a)	11.25%	6/1/2028		4,334,000	4,377,340
LSB Industries, Inc.†	6.25%	10/15/2028		3,409,000	3,027,914
Total					8,368,165

Office/Business Equipment 0.50%
Xerox Holdings Corp.†	5.00%	8/15/2025		9,658,000	8,894,846

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 14.38%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	$6,817,000	$6,777,257
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	7.00%	11/1/2026	5,975,000	5,775,547
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	8.25%	12/31/2028	2,218,000	2,204,533
Baytex Energy Corp. (Canada)†(a)	8.75%	4/1/2027	8,058,000	8,129,611
Berry Petroleum Co. LLC†	7.00%	2/15/2026	8,271,000	7,947,190
Borr IHC Ltd./Borr Finance LLC†(e)	10.00%	11/15/2028	3,640,000	3,631,795
California Resources Corp.†	7.125%	2/1/2026	3,149,000	3,163,926
Callon Petroleum Co.	6.375%	7/1/2026	1,304,000	1,274,724
Callon Petroleum Co.†	8.00%	8/1/2028	4,125,000	4,080,952
Calumet Specialty Products Partners LP/Calumet Finance Corp.†	8.125%	1/15/2027	1,380,000	1,290,329
Canacol Energy Ltd. (Canada)†(a)	5.75%	11/24/2028	2,500,000	1,805,788
Chesapeake Energy Corp.†	5.50%	2/1/2026	1,035,000	1,005,775
Chord Energy Corp.†	6.375%	6/1/2026	4,485,000	4,407,611
CITGO Petroleum Corp.†	6.375%	6/15/2026	3,978,000	3,912,091
CITGO Petroleum Corp.†	7.00%	6/15/2025	4,238,000	4,168,688
CITGO Petroleum Corp.†	8.375%	1/15/2029	1,981,000	1,963,877
Civitas Resources, Inc.†	5.00%	10/15/2026	2,462,000	2,306,096
Civitas Resources, Inc.†	8.375%	7/1/2028	9,900,000	9,973,370
Civitas Resources, Inc.†	8.625%	11/1/2030	1,552,000	1,581,311
CNX Resources Corp.†	7.25%	3/14/2027	5,302,000	5,222,940
Comstock Resources, Inc.†	6.75%	3/1/2029	9,000,000	8,198,121
Crescent Energy Finance LLC†	7.25%	5/1/2026	3,485,000	3,377,139
Crescent Energy Finance LLC†	9.25%	2/15/2028	8,222,000	8,288,936
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(a)	8.50%	10/1/2030	1,470,000	1,434,175
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	6,858,000	6,963,853
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	4,174,000	4,073,365
EnQuest PLC (United Kingdom)†(a)	11.625%	11/1/2027	2,400,000	2,268,098
Ensign Drilling, Inc. (Canada)†(a)	9.25%	4/15/2024	1,950,000	1,949,561
Gulfport Energy Corp.†	8.00%	5/17/2026	4,549,731	4,546,956
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	8,366,000	7,830,139
Kosmos Energy Ltd.†	7.125%	4/4/2026	4,050,000	3,724,765
Leviathan Bond Ltd. (Israel)(a)	6.50%	6/30/2027	2,020,000	1,781,812
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	4,167,000	4,004,695

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Matador Resources Co.	5.875%	9/15/2026	$8,632,000	$8,325,684
Matador Resources Co.†	6.875%	4/15/2028	1,326,000	1,300,823
Medco Bell Pte. Ltd. (Singapore)(a)	6.375%	1/30/2027	2,750,000	2,578,944
MEG Energy Corp. (Canada)†(a)	5.875%	2/1/2029	1,250,000	1,169,323
Nabors Industries Ltd.†	7.50%	1/15/2028	2,225,000	1,967,123
Nabors Industries, Inc.†	7.375%	5/15/2027	3,269,000	3,041,852
Noble Finance II LLC†	8.00%	4/15/2030	1,355,000	1,355,602
Parkland Corp. (Canada)†(a)	5.875%	7/15/2027	1,567,000	1,501,843
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	2,536,000	2,334,356
Permian Resources Operating LLC†	5.375%	1/15/2026	1,417,000	1,361,768
Permian Resources Operating LLC†	5.875%	7/1/2029	300,000	279,495
Permian Resources Operating LLC†	6.875%	4/1/2027	1,243,000	1,223,988
Permian Resources Operating LLC†	7.75%	2/15/2026	3,790,000	3,790,692
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027	5,763,000	5,107,457
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	2,592,000	2,402,481
Precision Drilling Corp. (Canada)†(a)	7.125%	1/15/2026	3,158,000	3,114,641
Range Resources Corp.	8.25%	1/15/2029	600,000	613,343
Rockcliff Energy II LLC†	5.50%	10/15/2029	4,022,000	3,634,575
Seadrill Finance Ltd.†	8.375%	8/1/2030	1,093,000	1,094,541
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(a)	9.625%	4/15/2029	6,811,000	6,481,879
SierraCol Energy Andina LLC†	6.00%	6/15/2028	3,700,000	2,868,114
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	6,524,000	6,441,896
SM Energy Co.	6.625%	1/15/2027	5,855,000	5,695,265
SM Energy Co.	6.75%	9/15/2026	4,675,000	4,596,250
Southwestern Energy Co.	5.375%	2/1/2029	305,000	282,045
Strathcona Resources Ltd. (Canada)†(a)	6.875%	8/1/2026	3,460,000	3,195,258
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	1,584,000	1,543,251
Transocean Aquila Ltd.†	8.00%	9/30/2028	3,458,000	3,410,695
Transocean, Inc.†	7.25%	11/1/2025	2,350,000	2,295,092
Transocean, Inc.†	7.50%	1/15/2026	3,047,000	2,920,991
Transocean, Inc.†	11.50%	1/30/2027	900,000	937,314
Turkiye Petrol Rafinerileri AS (Turkey)(a)	4.50%	10/18/2024	2,000,000	1,941,070
Valaris Ltd.†	8.375%	4/30/2030	2,836,000	2,785,363
Vermilion Energy, Inc. (Canada)†(a)	5.625%	3/15/2025	7,583,000	7,401,425
Viper Energy Partners LP†	5.375%	11/1/2027	620,000	588,222
Vital Energy, Inc.	9.50%	1/15/2025	57,000	57,320

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Oil & Gas (continued)
Vital Energy, Inc.	9.75%	10/15/2030		$868,000	$851,496
Vital Energy, Inc.	10.125%	1/15/2028		11,080,000	11,119,063
W&T Offshore, Inc.†	11.75%	2/1/2026		6,535,000	6,756,143
Total					257,431,709

Oil & Gas Services 1.86%
Bristow Group, Inc.†	6.875%	3/1/2028		483,000	447,896
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025		2,603,000	2,520,667
Enerflex Ltd. (Canada)†(a)	9.00%	10/15/2027		2,813,000	2,562,685
KLX Energy Services Holdings, Inc.†	11.50%	11/1/2025		4,470,000	4,421,299
Nine Energy Service, Inc.	13.00%	2/1/2028		5,470,000	4,846,010
Oceaneering International, Inc.	6.00%	2/1/2028		2,735,000	2,512,371
Oceaneering International, Inc.†	6.00%	2/1/2028		2,815,000	2,585,859
Tidewater, Inc.†	10.375%	7/3/2028		1,500,000	1,548,750
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	4/1/2026		4,124,000	4,009,122
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027		3,095,000	2,968,561
Weatherford International Ltd.†	8.625%	4/30/2030		1,650,000	1,668,817
Welltec International ApS (Denmark)†(a)	8.25%	10/15/2026		1,126,000	1,142,310
Welltec International ApS (Denmark)(a)	8.25%	10/15/2026		2,051,000	2,080,709
Total					33,315,056

Packaging & Containers 1.82%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.00%	6/15/2027		1,069,000	1,011,545
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	4.125%	8/15/2026		1,733,000	1,531,140
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)	4.75%	7/15/2027	GBP	2,000,000	1,722,115
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	5.25%	4/30/2025		$2,522,000	2,431,637
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	5.25%	8/15/2027		2,946,000	2,146,424
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.125%	11/1/2025		1,425,000	1,307,965
LABL, Inc.†	6.75%	7/15/2026		1,033,000	950,598
LABL, Inc.†	9.50%	11/1/2028		3,786,000	3,663,761
LABL, Inc.†	10.50%	7/15/2027		358,000	310,304
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026		9,236,000	8,659,849
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027		2,935,000	2,447,523
Owens-Brockway Glass Container, Inc.†	6.625%	5/13/2027		2,602,000	2,474,684

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Packaging & Containers (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC†	4.00%		10/15/2027		$1,324,000	$1,156,711
Sealed Air Corp./Sealed Air Corp. U.S.†	6.125%		2/1/2028		856,000	815,823
Trident TPI Holdings, Inc.†	12.75%		12/31/2028		604,000	617,971
Trivium Packaging Finance BV (Netherlands)†(a)	5.50%		8/15/2026		626,000	568,454
Trivium Packaging Finance BV(b)	7.531% (3 mo. EURIBOR + 3.75%	)#	8/15/2026	EUR	709,000	731,438
Total						32,547,942

Pharmaceuticals 0.33%
Elanco Animal Health, Inc.	6.65%		8/28/2028		$2,006,000	1,920,745
Grifols SA (Spain)†(a)	4.75%		10/15/2028		1,500,000	1,261,290
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.75%		3/1/2028		800,000	765,742
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	7.125%		1/31/2025		2,000,000	1,984,298
Total						5,932,075

Pipelines 2.19%
AI Candelaria Spain SA (Spain)†(a)	7.50%		12/15/2028		1,544,207	1,388,684
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%		3/1/2027		3,650,000	3,492,056
Buckeye Partners LP	3.95%		12/1/2026		871,000	794,761
Buckeye Partners LP	4.125%		12/1/2027		750,000	652,425
Buckeye Partners LP	9.694% (3 mo. USD LIBOR + 4.02%	)#	1/22/2078		53,000	43,344
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		3,491,000	3,180,336
EQM Midstream Partners LP†	6.00%		7/1/2025		605,000	592,233
EQM Midstream Partners LP†	6.50%		7/1/2027		1,616,000	1,572,326
EQM Midstream Partners LP†	7.50%		6/1/2027		4,712,000	4,671,499
Global Partners LP/GLP Finance Corp.	7.00%		8/1/2027		1,400,000	1,320,767
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.375%		4/15/2027		1,500,000	1,453,677
Northriver Midstream Finance LP (Canada)†(a)	5.625%		2/15/2026		3,513,000	3,325,336
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.00%		3/1/2027		5,540,000	5,074,228
Venture Global LNG, Inc.†	8.125%		6/1/2028		8,059,000	7,830,012
Venture Global LNG, Inc.†	9.50%		2/1/2029		3,722,000	3,783,655
Total						39,175,339

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS 2.53%
Brandywine Operating Partnership LP	4.10%	10/1/2024		$4,532,000	$4,359,099
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026		1,368,000	1,205,664
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025		5,254,000	5,110,934
Iron Mountain, Inc.†	4.875%	9/15/2027		6,553,000	5,996,732
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		2,735,000	2,392,005
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		3,834,000	3,648,619
RHP Hotel Properties LP/RHP Finance Corp.†	7.25%	7/15/2028		1,202,000	1,166,359
Service Properties Trust	4.35%	10/1/2024		5,420,000	5,204,397
Service Properties Trust	4.75%	10/1/2026		608,000	517,507
Service Properties Trust	5.25%	2/15/2026		3,149,000	2,819,300
Service Properties Trust	7.50%	9/15/2025		4,361,000	4,241,709
Starwood Property Trust, Inc.	4.75%	3/15/2025		2,322,000	2,224,444
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC†	10.50%	2/15/2028		4,172,000	4,020,573
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%	9/17/2024		2,500,000	2,412,847
Total					45,320,189

Retail 3.44%
Advance Auto Parts, Inc.	1.75%	10/1/2027		4,291,000	3,482,609
Asbury Automotive Group, Inc.	4.50%	3/1/2028		715,000	634,380
Bath & Body Works, Inc.	6.694%	1/15/2027		1,605,000	1,553,148
Bath & Body Works, Inc.	7.50%	6/15/2029		2,342,000	2,290,037
Brinker International, Inc.†	5.00%	10/1/2024		4,145,000	4,050,059
Douglas GmbH(b)	6.00%	4/8/2026	EUR	2,750,000	2,784,170
Dufry One BV(b)	3.625%	4/15/2026	CHF	400,000	428,187
eG Global Finance PLC(b)	4.375%	2/7/2025	EUR	2,311,940	2,399,480
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028		$4,398,000	4,441,870
FirstCash, Inc.†	4.625%	9/1/2028		3,550,000	3,117,655
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		4,100,000	2,790,193
Marks & Spencer PLC(b)	6.00%	6/12/2025	GBP	2,500,000	3,016,864
Murphy Oil USA, Inc.	5.625%	5/1/2027		$1,000,000	967,580
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		5,040,000	4,719,048
Nordstrom, Inc.	4.00%	3/15/2027		5,258,000	4,647,467
Park River Holdings, Inc.†	5.625%	2/1/2029		666,000	488,198
Park River Holdings, Inc.†	6.75%	8/1/2029		682,000	520,883
Patrick Industries, Inc.†	7.50%	10/15/2027		3,869,000	3,689,536

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Retail (continued)
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		$6,550,000	$6,036,528
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025		2,884,000	2,876,842
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026		2,465,000	2,295,658
Stonegate Pub Co. Financing 2019 PLC(b)	8.25%		7/31/2025	GBP	3,936,000	4,398,298
Total						61,628,690

Savings & Loans 0.13%
New York Community Bancorp, Inc.	5.90% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		$2,477,000	2,371,728

Software 1.14%
Boxer Parent Co., Inc.†	7.125%		10/2/2025		1,240,000	1,224,500
Capstone Borrower, Inc.†	8.00%		6/15/2030		2,427,000	2,357,284
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%		6/15/2029		2,489,000	2,460,993
Cloud Software Group, Inc.†	6.50%		3/31/2029		6,700,000	5,888,681
Cloud Software Group, Inc.†	9.00%		9/30/2029		3,150,000	2,685,391
Veritas U.S., Inc./Veritas Bermuda Ltd.†	7.50%		9/1/2025		7,139,000	5,849,894
Total						20,466,743

Telecommunications 2.48%
Altice France SA(b)	2.50%		1/15/2025	EUR	3,550,000	3,512,099
Altice France SA (France)†(a)	8.125%		2/1/2027		$4,375,000	3,692,938
CommScope, Inc.†	6.00%		3/1/2026		1,880,000	1,581,701
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(a)	6.75%		10/1/2026		4,850,000	4,526,438
Frontier Communications Holdings LLC†	5.00%		5/1/2028		5,888,000	5,088,707
Frontier Communications Holdings LLC†	5.875%		10/15/2027		3,200,000	2,920,042
Hughes Satellite Systems Corp.	5.25%		8/1/2026		1,383,000	1,245,115
Hughes Satellite Systems Corp.	6.625%		8/1/2026		1,207,000	1,024,155
Iliad Holding SASU (France)†(a)	6.50%		10/15/2026		3,550,000	3,320,498
Lumen Technologies, Inc.†	4.00%		2/15/2027		6,804,000	4,598,892
PLT VII Finance SARL(b)	4.625%		1/5/2026	EUR	470,000	481,478
Telecom Italia SpA (Italy)†(a)	5.303%		5/30/2024		$2,500,000	2,453,489
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(a)	6.20%		2/11/2025		2,050,000	1,527,024
Viasat, Inc.†	5.625%		9/15/2025		9,047,000	8,412,579
Total						44,385,155

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.44%
Carriage Purchaser, Inc.†	7.875%		10/15/2029	$2,849,000	$2,114,225
Rand Parent LLC†	8.50%		2/15/2030	3,355,000	3,066,927
Watco Cos. LLC/Watco Finance Corp.†	6.50%		6/15/2027	435,000	405,765
XPO, Inc.†	6.25%		6/1/2028	2,338,000	2,244,329
Total					7,831,246

Trucking & Leasing 0.57%
AerCap Global Aviation Trust (Ireland)†(a)	6.50% (3 mo. USD Term SOFR + 4.56%	)#	6/15/2045	1,500,000	1,473,085
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	4,609,000	4,196,507
Fortress Transportation & Infrastructure Investors LLC†	6.50%		10/1/2025	4,541,000	4,500,675
Total					10,170,267

Water 0.13%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026	2,465,000	2,353,643
Total Corporate Bonds (cost $1,592,087,366)					1,562,453,055

FLOATING RATE LOANS(f) 8.63%

Aerospace 0.05%
American Airlines, Inc. 2021 Term Loan	10.427% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	922,500	936,914

Aerospace/Defense 0.06%
Alloy Finco Ltd. USD Holdco PIK Term Loan (Jersey)(a)	–	(g)	3/6/2025	1,069,025	1,050,761

Air Transportation 0.20%
Forward Air Corp. Term Loan B	–	(g)	9/20/2030	3,750,000	3,589,069

Auto Parts & Equipment 0.03%
RealTruck Group, Inc. 2023 Incremental Term Loan	10.406% (3 mo. USD Term SOFR + 5.00%	)	1/31/2028	540,000	526,500

Automotive 0.24%
Autokiniton U.S. Holdings, Inc. 2021 Term Loan B	9.939% (1 mo. USD Term SOFR + 4.50%	)	4/6/2028	1,094,402	1,076,618
DexKo Global, Inc. 2021 USD Term Loan B	9.402% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028	3,440,902	3,300,926
Total					4,377,544

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building & Construction 0.00%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	11.939% (1 mo. USD Term SOFR + 6.50%	)	5/14/2029	$16,454	$15,179

Building Materials 0.29%
ACProducts, Inc. 2021 Term Loan B	9.902% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	4,089,306	3,263,492
CP Atlas Buyer, Inc. 2021 Term Loan B	9.174% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027	1,995,021	1,858,282
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	9.402% (3 mo. USD Term SOFR + 3.75%	)	12/22/2028	6,788	6,670
Total					5,128,444

Chemicals 0.66%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	–	(g)	11/24/2028	1,150,000	1,074,675
DCG Acquisition Corp. Term Loan B	9.924% (1 mo. USD Term SOFR + 4.50%	)	9/30/2026	3,139,018	3,108,601
IRIS Holdings, Inc. Term Loan	10.233% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	3,067,042	2,688,140
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B	9.674% (1 mo. USD Term SOFR + 4.25%	)	10/15/2028	2,244,375	2,205,805
LSF11 A5 Holdco LLC Term Loan	–	(g)	10/15/2028	272,236	265,486
Nouryon Finance BV 2023 USD Term Loan B (Netherlands)(a)	9.434% (1 mo. USD Term SOFR + 4.00%	)	4/3/2028	1,995,000	1,953,853
Starfruit Finco BV 2023 Term Loan B (Netherlands)(a)	9.419% (1 mo. USD Term SOFR + 4.00%	)	4/3/2028	475,433	465,331
Total					11,761,891

Construction & Engineering 0.23%
Brand Industrial Services, Inc. 2023 Term Loan B	10.872% (3 mo. USD Term SOFR + 5.50%	)	8/1/2030	4,210,470	4,070,703

Containers & Packaging 0.16%
Charter NEX U.S., Inc. 2021 Term Loan	–	(g)	12/1/2027	3,000,000	2,927,445

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Distribution/Wholesale 0.23%
BCPE Empire Holdings, Inc. 2023 Extended Term Loan	10.074% (1 mo. USD Term SOFR + 4.75%	)	12/11/2028		$1,197,000	$1,196,778
Windsor Holdings III LLC USD Term Loan B	9.815% (1 mo. USD Term SOFR + 4.50%	)	8/1/2030		2,875,000	2,870,127
Total						4,066,905

Diversified Financial Services 0.12%
Advisor Group, Inc. 2023 Term Loan B	9.824% (1 mo. USD Term SOFR + 4.50%	)	8/17/2028		2,133,473	2,126,411

Electric 0.26%
Helix Gen Funding LLC 2023 Term Loan	10.074% (1 mo. USD Term SOFR + 4.75%	)	12/31/2027		3,219,996	3,223,796
Talen Energy Supply LLC 2023 Term Loan B	9.877% (3 mo. USD Term SOFR + 4.50%	)	5/17/2030		1,381,538	1,384,749
Total						4,608,545

Electric: Generation 0.00%
CPV Shore Holdings LLC Term Loan	9.189% (1 mo. USD Term SOFR + 3.75%	)	12/29/2025		96,449	86,754

Entertainment 0.02%
ECL Entertainment LLC 2023 Term Loan B	10.14% (3 mo. USD Term SOFR + 4.75%	)	8/31/2030		275,716	275,199
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(b)	6.13% - 6.50% (6 mo. EURIBOR + 2.00%	)	12/31/2027	EUR	40,361	19,147
Total						294,346

Environmental Control 0.17%
JFL-Tiger Acquisition Co., Inc. Term Loan B	10.403% (3 mo. USD Term SOFR + 5.00%	)	10/17/2030		$3,001,000	2,967,254

Financial 0.16%
Asurion LLC 2022 Term Loan B10	9.424% (1 mo. USD Term SOFR + 4.00%	)	8/19/2028		3,037,681	2,905,420

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Gaming/Leisure 0.41%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(a)	10.818% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028		$3,409,523	$3,268,880
City Football Group Ltd. Term Loan (United Kingdom)(a)	8.453% (1 mo. USD Term SOFR + 3.00%	)	7/21/2028		2,561,792	2,546,575
Silk Bidco AS EUR Term Loan B(b)	10.451% (6 mo. EURIBOR + 6.50%	)	2/28/2027	EUR	1,947,657	1,532,361
Total						7,347,816

Gas Distribution 0.14%
Freeport LNG Investments LLLP Term Loan B	9.177% (3 mo. USD Term SOFR + 3.50%)		12/21/2028		$2,493,607	2,455,592

Health Care Services 0.26%
Heartland Dental LLC 2023 Term Loan B	10.335% (1 mo. USD Term SOFR + 5.00%	)	4/28/2028		587,053	570,492
National Mentor Holdings, Inc. 2021 Term Loan	–	(g)	3/2/2028		2,431,001	2,127,892
National Mentor Holdings, Inc. 2021 Term Loan C	–	(g)	3/2/2028		68,999	60,396
Summit Behavioral Healthcare LLC 2nd Lien Term Loan	13.429% (3 mo. USD Term SOFR + 7.75%	)	11/26/2029		2,000,000	1,920,000	(h)
Total						4,678,780

Healthcare 0.34%
Electron BidCo, Inc. 2021 Term Loan	8.439% (1 mo. USD Term SOFR + 3.00%	)	11/1/2028		5,959	5,906
eResearchTechnology, Inc. 2020 1st Lien Term Loan	–	(g)	2/4/2027		3,000,000	2,904,630
Physician Partners LLC Term Loan	–	(g)	12/26/2028		1,243,687	1,178,978
Zelis Healthcare Corp. 2021 Term Loan	8.939% (1 mo. USD Term SOFR + 3.50%	)	9/30/2026		2,063,208	2,065,364
Total						6,154,878

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Home Furnishings 0.07%
TGP Holdings III LLC 2021 Term Loan	8.674% (1 mo. USD Term SOFR + 3.25%	)	6/29/2028	$1,432,779	$1,274,550

Housing 0.20%
LBM Acquisition LLC Term Loan B	9.174% (1 mo. USD Term SOFR + 3.75%	)	12/17/2027	3,736,615	3,563,797

Information Technology 0.23%
McAfee LLC 2022 USD Term Loan B	9.165% (1 mo. USD Term SOFR + 3.75%	)	3/1/2029	4,235,499	4,061,780

Insurance 0.31%
Amynta Agency Borrower, Inc. 2023 Term Loan B	10.424% (1 mo. USD Term SOFR + 5.00%	)	2/28/2028	2,490,078	2,491,821
HUB International Ltd. 2023 Term Loan B	9.662% (3 mo. USD Term SOFR + 4.25%	)	6/20/2030	727,272	727,759
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	9.074% (1 mo. USD Term SOFR + 3.75%	)	2/24/2028	2,415,711	2,410,240
Total					5,629,820

Integrated Energy 0.20%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	10.402% (3 mo. USD Term SOFR + 4.75%	)	8/30/2028	3,600,518	3,501,504	(h)

Leisure Time 0.12%
Life Time Fitness, Inc. 2023 Term Loan B	10.13% (3 mo. USD Term SOFR + 4.75%	)	1/15/2026	2,148,029	2,152,594

Lodging 0.05%
Spectacle Gary Holdings LLC 2021 Term Loan B	9.674% (1 mo. USD Term SOFR + 4.25%	)	12/10/2028	929,762	910,297

Machinery 0.15%
Array Technologies, Inc. Term Loan B	8.927% (3 mo. USD Term SOFR + 3.25%	)	10/14/2027	2,742,685	2,714,408

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Machinery: Diversified 0.30%
CPM Holdings, Inc. 2023 Term Loan	9.827% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028	$577,000	$577,432
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	12.152% (3 mo. USD Term SOFR + 6.50%	)	5/21/2029	1,308,359	1,282,192	(h)
SPX Flow, Inc. 2022 Term Loan	9.924% (1 mo. USD Term SOFR + 4.50%	)	4/5/2029	3,473,597	3,447,771
Total					5,307,395

Manufacturing 0.70%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	8.447% (1 mo. USD Term SOFR + 3.00%	)	4/22/2026	4,282,799	3,512,366
DirecTV Financing LLC Term Loan	10.325% (1 mo. USD Term SOFR + 5.00%	)	8/2/2027	2,401,588	2,341,128
Frontier Communications Corp. 2021 1st Lien Term Loan	9.189% (1 mo. USD Term SOFR + 3.75%	)	10/8/2027	3,930,636	3,800,080
Madison IAQ LLC Term Loan	8.703% (1 mo. USD Term SOFR + 3.25%	)	6/21/2028	2,965,279	2,864,593
Total					12,518,167

Media 0.08%
Sinclair Television Group, Inc. Term Loan B2B	7.939% (1 mo. USD Term SOFR + 2.50%	)	9/30/2026	1,691,084	1,429,499

Media: Content 0.00%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	12.439% (1 mo. USD Term SOFR + 7.00%	)	10/19/2026	50,000	39,275

Metal Fabricate/Hardware 0.08%
Tank Holding Corp. 2022 Term Loan	11.174% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	452,685	436,278
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(i)	1.00% - 11.44% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	300,000	288,750	(h)
Tank Holding Corp. 2023 Incremental Term Loan	11.424% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	696,500	670,381
Total					1,395,409

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.40%
Par Petroleum LLC 2023 Term Loan B	9.773% (3 mo. USD Term SOFR + 4.25%	)	2/28/2030	$2,913,034	$2,909,393
Parkway Generation LLC Term Loan B	10.395% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	1,245,994	1,203,942
Parkway Generation LLC Term Loan C	10.395% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	161,989	156,522
Waterbridge Midstream Operating LLC Term Loan B	11.39% (3 mo. USD Term SOFR + 5.75%	)	6/22/2026	2,863,011	2,866,990
Total					7,136,847

Pharmaceuticals 0.06%
Ceva Sante Animale 2023 USD Term Loan B (France)(a)	–	(g)	11/30/2030	1,113,000	1,109,822

Printing & Publishing 0.00%
Cengage Learning, Inc. 2021 Term Loan B	10.406% (3 mo. USD Term SOFR + 4.75%	)	7/14/2026	7,948	7,875
Recreation & Travel 0.00%
Bulldog Purchaser, Inc. 2018 Term Loan	9.273% (3 mo. USD Term SOFR + 3.75%	)	9/5/2025	15,491	15,062
Retail 0.30%
Carrols Restaurant Group, Inc. Term Loan B	8.674% (1 mo. USD Term SOFR + 3.25%	)	4/30/2026	2,468,206	2,408,475
Fogo De Chao, Inc. 2023 Term Loan B	10.136% (3 mo. USD Term SOFR + 4.75%	)	9/30/2030	1,860,000	1,793,970
Michaels Cos., Inc. 2021 Term Loan B	9.902% (3 mo. USD Term SOFR + 4.25%	)	4/15/2028	1,489,191	1,248,024
Total					5,450,469

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service 0.36%
Red Planet Borrower LLC Term Loan B	9.174% (1 mo. USD Term SOFR + 3.75%	)	10/2/2028	$4,479,641	$4,192,451
Service Logic Acquisition, Inc. Term Loan	9.439% - 9.64% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	10/29/2027	2,185,219	2,179,756
Total					6,372,207

Software 0.70%
Banff Merger Sub, Inc. 2021 USD 2nd Lien Term Loan	10.939% (1 mo. USD Term SOFR + 5.50%	)	2/27/2026	1,447,216	1,441,789
Isolved, Inc. Term Loan	9.484% (3 mo. USD Term SOFR + 4.00%	)	10/14/2030	2,518,000	2,511,705
Mosel Bidco SE USD Term Loan B (Germany)(a)	10.164% (3 mo. USD Term SOFR + 4.75%	)	9/16/2030	2,750,000	2,746,562
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B	10.075% (3 mo. USD Term SOFR + 4.75%	)	10/28/2030	2,978,000	2,897,043
Rocket Software, Inc. 2023 USD Term Loan B	10.074% (1 mo. USD Term SOFR + 4.75%	)	11/28/2028	1,492,188	1,466,261
Ultimate Software Group, Inc. 2023 Incremental Term Loan	10.023% (3 mo. USD Term SOFR + 4.50%	)	5/4/2026	1,496,250	1,500,395
Total					12,563,755

Telecommunications 0.29%
CenturyLink, Inc. 2020 Term Loan B	7.689% (1 mo. USD Term SOFR + 2.25%	)	3/15/2027	1,531,456	1,160,315
Numericable Group SA USD Term Loan B11 (France)(a)	–	(g)	7/31/2025	4,238,391	4,105,941
Total					5,266,256
Total Floating Rate Loans (cost $155,305,504)					154,497,939

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.25%

Gabon 0.12%
Gabon Government International Bonds	6.95%		6/16/2025	2,510,000	2,198,193

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Turkey 0.13%
Turkiye Ihracat Kredi Bankasi AS†	9.00%		1/28/2027	$2,300,000	$2,302,893
Total Foreign Government Obligations (cost $4,563,277)					4,501,086

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.42%
Government National Mortgage Association(j)	6.50%		TBA	8,664,000	8,631,132
Government National Mortgage Association(j)	7.00%		TBA	8,481,000	8,578,399
Uniform Mortgage-Backed Security(j)	6.00%		TBA	9,000,000	8,966,250
Uniform Mortgage-Backed Security(j)	6.50%		TBA	8,672,000	8,614,373
Uniform Mortgage-Backed Security(j)	7.00%		TBA	8,480,000	8,561,156
Total Government Sponsored Enterprises Pass-Throughs (cost $43,244,021)					43,351,310

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.11%
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.882% (1 mo. USD Term SOFR + 1.55%	)#	7/15/2035	2,000,000
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,950,586)					1,966,983
Total Long-Term Investments (cost $1,848,437,107)					1,818,211,312

SHORT-TERM INVESTMENTS 1.03%

REPURCHASE AGREEMENTS 1.03%
Repurchase Agreement dated 10/31/2023, 2.800%% due 11/1/2023 with Fixed Income Clearing Corp. collateralized by $18,904,600 of U.S. Treasury Note at 5.000% due 10/31/2025; value: $18,889,092; proceeds: $18,520,091 (cost $18,518,651)				18,518,651	18,518,651
Total Investments in Securities 102.60% (cost $1,866,955,758)					1,836,729,963
Less Unfunded Loan Commitments (0.01%) (cost $196,283)					(191,538)
Net Investments in Securities 102.59% (cost $1,866,759,475)					1,836,538,425
Other Assets and Liabilities – Net(k) (2.59)%					(46,365,497)
Net Assets 100.00%					$1,790,172,928

CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2023, the total value of Rule 144A securities was $1,227,101,990, which represents 68.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2023.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2023.
(g)	Interest Rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Security partially/fully unfunded.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at October 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX. NA.HY.40(4)(5)	Bank of America	5.00%		12/20/2028	$89,138,000	$(645,042)	$92,732	$(552,310)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $92,732. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Forward Foreign Currency Exchange Contracts at October 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	12/13/2023	1,710,000	$1,808,689	$1,812,633	$3,944
British pound	Sell	Morgan Stanley	12/8/2023	1,295,000	1,621,240	1,574,375	46,865
British pound	Sell	Morgan Stanley	12/8/2023	1,514,000	1,869,343	1,840,621	28,722
British pound	Sell	State Street Bank and Trust	12/8/2023	1,526,000	1,863,665	1,855,210	8,455
British pound	Sell	State Street Bank and Trust	12/8/2023	362,000	440,423	440,096	327
British pound	Sell	State Street Bank and Trust	12/8/2023	368,000	448,922	447,390	1,532
British pound	Sell	State Street Bank and Trust	12/8/2023	1,195,000	1,460,351	1,452,802	7,549
British pound	Sell	Toronto Dominion Bank	12/8/2023	19,628,000	24,547,974	23,862,420	685,554
British pound	Sell	Toronto Dominion Bank	12/8/2023	1,625,000	2,013,760	1,975,567	38,193
Canadian dollar	Sell	Morgan Stanley	11/20/2023	7,188,000	5,474,803	5,184,657	290,146
Canadian dollar	Sell	Morgan Stanley	2/9/2024	1,214,000	886,438	876,956	9,482
Euro	Sell	Morgan Stanley	12/13/2023	1,842,000	1,974,178	1,952,556	21,622
Euro	Sell	Toronto Dominion Bank	12/13/2023	46,461,000	50,148,842	49,249,563	899,279
Euro	Sell	Toronto Dominion Bank	12/13/2023	1,295,000	1,378,299	1,372,725	5,574
Swiss franc	Sell	Morgan Stanley	11/22/2023	386,000	443,861	425,232	18,629
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,065,873

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	12/13/2023	838,000	$895,071	$888,296	$(6,775)
Euro	Buy	Morgan Stanley	12/13/2023	1,721,000	1,825,959	1,824,293	(1,666)
Euro	Buy	Morgan Stanley	12/13/2023	2,353,000	2,502,086	2,494,226	(7,860)
Euro	Buy	State Street Bank and Trust	12/13/2023	1,863,000	1,990,130	1,974,816	(15,314)
British pound	Sell	Morgan Stanley	12/8/2023	1,259,000	1,524,927	1,530,609	(5,682)
British pound	Sell	State Street Bank and Trust	12/8/2023	367,000	445,687	446,174	(487)
British pound	Sell	State Street Bank and Trust	12/8/2023	1,961,000	2,370,313	2,384,054	(13,741)
British pound	Sell	State Street Bank and Trust	12/8/2023	923,000	1,115,774	1,122,122	(6,348)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(57,873)

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND October 31, 2023

Futures Contracts at October 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2023	275	Short	$(29,055,029)	$(29,197,266)	$(142,237)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$34,229,033	$–	$34,229,033
Common Stocks	302,629	–	–	302,629
Convertible Bonds	–	16,909,277	–	16,909,277
Corporate Bonds	–	1,562,453,055	–	1,562,453,055
Floating Rate Loans
Health Care Services	–	2,758,780	1,920,000	4,678,780
Integrated Energy	–	–	3,501,504	3,501,504
Machinery: Diversified	–	4,025,203	1,282,192	5,307,395
Metal Fabricate/Hardware	–	1,106,659	288,750	1,395,409
Remaining Industries	–	139,614,851	–	139,614,851
Less Unfunded Commitments	–	–	(191,538)	(191,538)
Foreign Government Obligations	–	4,501,086	–	4,501,086
Government Sponsored Enterprises Pass-Throughs	–	43,351,310	–	43,351,310
Non-Agency Commercial Mortgage-Backed Securities	–	1,966,983	–	1,966,983
Short-Term Investments
Repurchase Agreements	–	18,518,651	–	18,518,651
Total	$302,629	$1,829,434,888	$6,800,908	$1,836,538,425
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$(552,310)	$–	$(552,310)
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	2,065,873	–	2,065,873
Liabilities	–	(57,873)	–	(57,873)
Futures Contracts
Assets	–	–	–	–
Liabilities	(142,237)	–	–	(142,237)
Total	$(142,237)	$1,455,690	$–	$1,313,453

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

62	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust currently consists of the following five funds separately, a “Fund” and collectively, the “Funds”). Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”), Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund), Lord Abbett International Growth Fund (“International Growth Fund”), Lord Abbett Investment Grade Floating Rate Fund (“Investment Grade Floating Rate Fund”), Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). Each Fund other than Emerging Markets Equity Fud is diversified within the meaning of the Act. Emerging Markets Equity Fund commenced operations on March 2, 2022 and Investment Grade Floating Rate Fund commenced operations on May 1, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

63

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

64

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of October 31, 2023, the Funds did not have any securities on loan.

65

QPHR-TRI-1Q
(12/23)